December 31, 2011
(As supplemented April 17, 2012)

Prospectus

MONEY MARKET FUNDS		BOND FUNDS		EQUITY FUNDS
U.S. Treasury Fund		Short-Term Income Fund		Balanced Fund
Administrative:	APGXX	A:	AASTX	A:	AABAX
Service:	APJXX	Investor:	APSTX	Investor:	APBAX
Institutional:	APKXX	Institutional:	AISTX	Institutional:	AIBLX
Select:	N/A
Premier:	N/A	Intermediate Bond Fund		U.S. Large Cap Equity Fund
		A:	AAIBX	A:	AAEQX
Cash Management Fund		Investor:	APFBX	Investor:	APEQX
Administrative:	APCXX	Institutional:	AIFBX	Institutional:	AIEQX
Service:	APFXX
Institutional:	APHXX	Bond Fund		Opportunistic Fund
Select:	N/A	A:	AABOX	A:	AAOPX
Premier:	N/A	Investor:	APBDX	Investor:	APOPX
		Institutional:	AIBNX	Institutional:	AIOPX
Tax-Free Money Market Fund
Administrative:	APBXX	Intermediate Tax-Free Bond Fund
Service:	APDXX	A:	AATFX
Institutional:	APEXX	Investor:	APTFX
Select:	AIFXX	Institutional:	AITEX
Premier:	N/A

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summary Section
1 - 37

Money Market Funds
1	U.S. Treasury Fund
4	Cash Management Fund
8	Tax-Free Money Market Fund

Bond Funds
12	Short-Term Income Fund
16	Intermediate Bond Fund
20	Bond Fund
24	Intermediate Tax-Free Bond Fund

Equity Funds
28	Balanced Fund
32	U.S. Large Cap Equity Fund
35	Opportunistic Fund

Your Account
38	Customer Identification Information
39	Opening an Account and Buying Shares
40	Selling Shares
42	Shareholder Fees
43	Distribution/Service (12b-1) Fees
43	Shareholder Servicing Plan
44	Distribution and Shareholder Servicing Arrangements — Revenue Sharing
44	Exchanging Shares
44	Transaction Policies
45	Additional Investor Services
46	Dividends and Capital Gains
46	Taxes
47	Additional Information about the Funds

Investment Practices and Risks
48	Investment Practices
53	Investment Instruments
56	Investment Risks

Investment Management
58	Investment Adviser

Financial Highlights
60	Money Market Funds
65	Bond Funds
69	Equity Funds

Glossary of Investment Terms
71	Glossary

Appendix A
73	Historical Performance of Similar Accounts Managed by the Portfolio Manager

More Information
Back Cover

www.cavanalhillfunds.com	1-800-762-7085

U.S. TREASURY FUND
SUMMARY

Investment Objective
To seek current income with liquidity and stability of principal.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None.

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment).	Administrative	Service	Institutional	Select	Premier
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees	0.25%	0.25%	—	—	0.50%
Other Expenses
Shareholder Servicing Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Total Other Expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	0.87%	0.87%	0.62%	0.62%	1.12%
Less Fee Waivers‡	-0.17%	-0.47%	-0.34%	-0.42%	-0.17%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	0.40%	0.28%	0.20%	0.95%

‡

The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.07% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees paid by Select Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares if you buy through such affiliates. The Distributor has contractually agreed to waive 0.15% of the Distribution/Service (12b-1) Fee paid by the Service Class. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$72	$261	$466	$1,057
Service Shares	$41	$231	$436	$1,029
Institutional Shares	$29	$164	$312	$ 742
Select Shares	$20	$156	$304	$ 734
Premier Shares	$97	$339	$600	$1,348

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury Obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days prior notice to shareholders. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

www.cavanalhillfunds.com	1	1-800-762-7085

Principal Investment Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

•	Income Risk — The Fund’s yield may decrease due to a decline in interest rates.

•

Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Administrative Share Class by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Service, Institutional, Select and Premier Shares will differ from the returns for Administrative Shares (which are shown in the bar chart) because of differences in the expenses of each class. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Best quarter:	Worst quarter:

1st 2001	2nd 2010

1.20%	0.00%

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 0.01%.

www.cavanalhillfunds.com	2	1-800-762-7085

This table shows the Fund’s average annual total returns for periods ended December 31, 2010. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007, when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. Service and Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods prior to January 2, 2007 is that of the retail shares of the Fund. The Select and Premier Class Shares have not commenced operations as of the date of this prospectus. The performance shown is that of the Administrative Class Shares. In each case when predecessor information is used performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns for Administrative, Service, Institutional, Select and Premier Shares and predecessors.
(Periods Ended 12/31/2010)

U.S. Treasury Fund	1 Year	5 Years	10 Years
Administrative Shares	0.10%	1.94%	1.74%
Service Shares	0.10%	2.04%	1.79%
Institutional Shares	0.10%	2.10%	1.82%
Select Shares	0.10%	1.94%	1.74%
Premier Shares	0.10%	1.94%	1.74%

Yield

The 7-day yield for the period ended 12/31/10 was 0.01% for Administrative Shares; 0.01% for Service Shares; and 0.01% for Institutional Shares. The Select Shares and the Premier Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply*:

	Initial Purchase	Additional Purchases
Administrative Shares	$1,000	None
Service Shares	$10,000	None
Institutional Shares	$100,000	None
Select Shares	$1,000,000	None
Premier Shares	$1,000	None

* A Fund may waive its minimum purchase requirements.

Shares may be sold (redeemed) on any business day. You may sell by:
•	Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

•	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

•	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the brokerdealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	3	1-800-762-7085

CASH MANAGEMENT FUND
SUMMARY

Investment Objective
To seek current income with liquidity and stability of principal.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None.

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment).	Administrative	Service	Institutional	Select	Premier
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees	0.25%	0.25%	—	—	0.50%
Other Expenses
Shareholder Servicing Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Total Other Expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	0.87%	0.87%	0.62%	0.62%	1.12%
Less Fee Waivers‡	-0.30%	-0.47%	-0.34%	-0.42%	-0.17%
Total Annual Fund Operating Expenses After Fee Waiver	0.57%	0.40%	0.28%	0.20%	0.95%

‡
The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.07% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees paid by Select Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares if you buy through such affiliates. The Distributor has contractually agreed to waive 0.15% of the Distribution/Service (12b-1) Fee paid by the Service Class and 0.13% paid by the Administrative Class. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$58	$248	$453	$1,045
Service Shares	$41	$231	$436	$1,029
Institutional Shares	$29	$164	$312	$742
Select Shares	$20	$156	$304	$734
Premier Shares	$97	$339	$600	$1,348

Principal Investment Strategy
To pursue its objective, under normal circumstances, the Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable rate master demand notes.

www.cavanalhillfunds.com	4	1-800-762-7085

To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities, or, if unrated, determined to be of comparable quality.

The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks and U.S. branches of foreign banks.

Principal Investment Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

•
Banking Risk — To the extent that the Fund invests in securities issued by U.S. Banks, foreign banks and U.S. branches of foreign banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector.

•
Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•	Foreign Investment Risk — Higher transaction costs, delayed settlements, currency controls and adverse economic and political developments may affect foreign investments.

•	Income Risk — The Fund’s yield may decrease due to a decline in interest rates.

•
Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

•
Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•
Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

www.cavanalhillfunds.com	5	1-800-762-7085

Performance Information
The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Administrative Share Class by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Service, Institutional, Select and Premier Shares will differ from the returns for Administrative Shares (which are shown in the bar chart) because of differences in the expenses of each class. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Best quarter:	Worst quarter:

1st 2001	2nd 2010

1.29%	0.00%

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 0.01%.

This table shows the Fund’s average annual total returns for periods ended December 31, 2010. The performance of the Administrative Class before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007, when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund. Service and Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods prior to January 2, 2007 is that of the retail shares of the Fund. The Select and Premier Class Shares have not commenced operations as of the date of this prospectus. The performance shown is that of the Administrative Class Shares. In each case when predecessor information is used performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns for Administrative, Service, Institutional, Select and Premier Shares and predecessors.
(Periods Ended 12/31/2010)

Cash Management Fund	1 Year	5 Year	10 Years
Administrative Shares	0.10%	2.24%	2.03%
Service Shares	0.14%	2.35%	2.08%
Institutional Shares	0.16%	2.43%	2.12%
Select Shares	0.10%	2.24%	2.03%
Premier Shares	0.10%	2.24%	2.03%

Yield
The 7-day yield for the period ended 12/31/10 was 0.01% for Administrative Shares; 0.01% for Service Shares; and 0.02% for Institutional Shares. The Select Shares and the Premier Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

www.cavanalhillfunds.com	6	1-800-762-7085

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply*:

	Initial Purchase	Additional Purchases
Administrative Shares	$1,000	None
Service Shares	$10,000	None
Institutional Shares	$100,000	None
Select Shares	$1,000,000	None
Premier Shares	$1,000	None

* A Fund may waive its minimum purchase requirements.

Shares may be purchased, sold (redeemed) or exchanged on any business day. You may sell by:
•	Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

•	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

•	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the brokerdealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	7	1-800-762-7085

TAX-FREE MONEY MARKET FUND
SUMMARY

Investment Objective
To seek high current income exempt from federal income tax.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None.

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment).	Administrative	Service	Institutional	Select	Premier
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees	0.25%	0.25%	—	—	0.50%
Other Expenses
Shareholder Servicing Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Total Other Expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	0.87%	0.87%	0.62%	0.62%	1.12%
Less Fee Waivers‡	-0.20%	-0.50%	-0.37%	-0.45%	-0.20%
Total Annual Fund Operating Expenses After Fee Waiver	0.67%	0.37%	0.25%	0.17%	0.92%

‡
The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees paid by Select Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares if you buy through such affiliates. The Distributor has contractually agreed to waive 0.15% of the Distribution/Service (12b-1) Fee paid by the Service Class. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$68	$257	$461	$1,051
Service Shares	$38	$227	$432	$1,023
Institutional Shares	$25	$160	$307	$735
Select Shares	$17	$152	$299	$728
Premier Shares	$94	$335	$596	$1,342

Principal Investment Strategy
As a fundamental policy, the Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a feature permitting the Fund to demand payment within a year. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

www.cavanalhillfunds.com	8	1-800-762-7085

The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax (“Taxable Obligations”). Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers’ acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization (“NRSRO”), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating ( i.e., are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board of Trustees.

Principal Investment Risks
Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

•	Credit Enhancement Risk — A “credit enhancer,” such as a letter of credit, may decline in quality and lead to a decrease in the value of the Fund’s investments.

•
Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•
Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rate.

•
Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•
Tax Risk — The issuer of securities may fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the use of investment practices that seek to minimize tax consequences may lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

www.cavanalhillfunds.com	9	1-800-762-7085

Performance Information
The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Select Share Class by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1 and 5 years, and since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Administrative, Service, Institutional and Premier Shares will differ from the returns for Select Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Best quarter:	Worst quarter:

2nd 2007	3rd 2010

0.89%	0.03%

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 0.05%.

This table shows the Fund’s average annual total returns for periods ended December 31, 2010. Administrative, Service and Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods before January 2, 2007 is that of the Select Class Shares, which commenced operations on April 11, 2005. The Premier Class Shares have not commenced operations as of the date of this prospectus. In each case when predecessor information is used performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns for Administrative, Service, Institutional, Select and Premier Shares and predecessors.
(Periods Ended 12/31/2010)

Tax-Free Money Market Fund	1 Year	5 Year	Since Inception
Administrative Shares	0.01%	1.59%	1.71%
Service Shares	0.00%	1.76%	1.85%
Institutional Shares	0.04%	1.83%	1.92%
Select Shares	0.12%	1.90%	1.98%
Premier Shares	0.12%	1.90%	1.98%

Yield
The 7-day yield for the period ended 12/31/10 was 0.01% for Administrative Shares; 0.00% for Service Shares; 0.05% for Institutional Shares; and 0.13% for Select Shares. The Premier Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

www.cavanalhillfunds.com	10	1-800-762-7085

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply*:

	Initial Purchase	Additional Purchases
Administrative Shares	$1,000	None
Service Shares	$10,000	None
Institutional Shares	$100,000	None
Select Shares	$1,000,000	None
Premier Shares	$1,000	None

* A Fund may waive its minimum purchase requirements.

Shares may be sold (redeemed) on any business day. You may sell by:
•	Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

•	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

•	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund intends to distribute a majority of income as exempt-interest dividends. These dividends generally are excludable from a shareholder’s gross income for federal income tax purposes. Retirement accounts may be taxed at a later date. However, a portion of the Fund’s distributions may be taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	11	1-800-762-7085

SHORT-TERM INCOME FUND
SUMMARY

Investment Objective
Primarily to seek income and secondarily to seek capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest. More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees	A	Investor	Institutional
(fees paid directly from your investment)	Shares	Shares	Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%*	None	None

*  On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses	A	Investor	Institutional
(expenses that you pay each year as a percentage of the value of your investment).	Shares	Shares	Shares
Management Fees	0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees	0.25%	0.25%	—
Other Expenses
Shareholder Servicing Fees	0.10%	0.25%	0.25%
Other Expenses	0.42%	0.42%	0.42%
Total Other Expenses	0.52%	0.67%	0.67%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.33%	1.48%	1.23%
Less Fee Waivers‡	-0.60%	-0.75%	-0.75%
Total Annual Fund Operating Expenses After Fee Waiver	0.73%	0.73%	0.48%

‡
The Adviser has contractually agreed to waive 0.40% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy through such affiliates. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Year	5 Year	10 Year
A Shares	$323	$603	$905	$1,760
Investor Shares	$75	$394	$737	$1,704
Institutional Shares	$49	$316	$603	$1,422

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

www.cavanalhillfunds.com	12	1-800-762-7085

Principal Investment Strategy
To pursue its objective, under normal circumstances, the Fund invests primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances, the Fund invests at least 80% of its assets in securities with an average maturity of less than three years and maintains a dollar-weighted average maturity of its portfolio of three years or less. These policies will not be changed without at least 60 days prior notice to shareholders. In addition, the Fund normally invests at least 65% of its assets in interest-bearing bonds.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

•
Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•
Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•
Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.

•
Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

•	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

•	Zero Coupon — The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

www.cavanalhillfunds.com	13	1-800-762-7085

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Best quarter:	Worst quarter:

2nd 2009	4th 2008

6.26%	(12.47)%

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 2.85%.

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index. Prior to January 1, 2006, a maximum sales charge of 2.00% was imposed. Sales charges are not reflected in the total return figures. The A Shares were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These aftertax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/10)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	10.32%	3.08%	3.78%
Return After Taxes on Distributions	8.85%	1.40%	2.12%
Return After Taxes on Distributions and Sale of Fund Shares	6.68%	1.63%	2.23%
Institutional Shares
Return Before Taxes	10.66%	3.37%	3.92%
BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index
(reflects no deduction for expenses, fees or taxes)	4.17%	5.04%	4.84%

www.cavanalhillfunds.com	14	1-800-762-7085

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

Portfolio Managers
J. Brian Henderson, CFA, is President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 1994.

Michael P. Maurer, CFA, is Vice President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2003.

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply*:

	Initial Purchase	Additional Purchases
Bond and Equity Funds
A Shares	None	None
Investor Shares	$1,000	$100
Institutional Shares	$100,000	$100

* A Fund may waive its minimum purchase requirements.

Shares may be purchased, sold (redeemed) or exchanged on any business day by:
•	Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

•	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

•	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the brokerdealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	15	1-800-762-7085

INTERMEDIATE BOND FUND
SUMMARY

Investment Objective
To seek total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest. More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees	A	Investor	Institutional
(fees paid directly from your investment)	Shares	Shares	Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%*	None	None

* On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses	A	Investor	Institutional
(expenses that you pay each year as a percentage of the value of your investment).	Shares	Shares	Shares
Management Fees	0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees	0.25%	0.25%	—
Other Expenses
Shareholder Servicing Fees	0.10%	0.25%	0.25%
Other Expenses	0.55%	0.55%	0.55%
Total Other Expenses	0.65%	0.80%	0.80%
Total Annual Fund Operating Expenses	1.45%	1.60%	1.35%
Less Fee Waivers‡	-0.55%	-0.70%	-0.70%
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	0.90%	0.65%

‡

The Adviser has contractually agreed to waive 0.35% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy through such affiliates. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Year	5 Year	10 Year
A Shares	$463	$764	$1,087	$1,999
Investor Shares	$91	$436	$804	$1,841
Institutional Shares	$66	$358	$672	$1,563

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

www.cavanalhillfunds.com	16	1-800-762-7085

Total return is defined as a percentage change, over a specified time period, in a mutual funds net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances the Fund invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

•

Banking Risk — To the extent that the Fund invests in securities issued by U.S. Banks, foreign banks and U.S. branches of foreign banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector.

•

Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•

Derivative Risk — The risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•

Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•

Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.

•

Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

•	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

www.cavanalhillfunds.com	17	1-800-762-7085

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year1. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Best quarter:	Worst quarter:

3rd 2009	4th 2008

6.12%	(10.13)%

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 5.78%.

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Barclays Capital U.S. Intermediate Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 2.50% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 3.75%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subJect to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/10)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	13.56%	3.51%	4.19%
Return After Taxes on Distributions	11.48%	1.67%	2.35%
Return After Taxes on Distributions and Sale of Fund Shares	8.76%	1.91%	2.48%
Institutional Shares
Return Before Taxes	13.84%	3.80%	4.34%
Barclays Capital U.S. Intermediate Aggregate Bond Index
(reflects no deduction for expenses, fees or taxes)	6.15%	5.81%	5.66%

www.cavanalhillfunds.com	18	1-800-762-7085

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

Portfolio Managers
J. Brian Henderson, CFA, is President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 1993.

Michael P. Maurer, CFA, is Vice President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2003.

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply*:

	Initial Purchase	Additional Purchases
Bond and Equity Funds
A Shares	None	None
Investor Shares	$1,000	$100
Institutional Shares	$100,000	$100

*	A Fund may waive its minimum purchase requirements.

Shares may be purchased, sold (redeemed) or exchanged on any business day by:
•	Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

•	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

•	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the brokerdealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	19	1-800-762-7085

BOND FUND
SUMMARY

Investment Objective
To seek total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest. More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees	A	Investor	Institutional
(fees paid directly from your investment)	Shares	Shares	Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%*	None	None

* On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses	A	Investor	Institutional
(expenses that you pay each year as a percentage of the value of your investment).	Shares	Shares	Shares
Management Fees	0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees	0.25%	0.25%	—
Other Expenses
Shareholder Servicing Fees	0.10%	0.25%	0.25%
Other Expenses	0.47%	0.47%	0.47%
Total Other Expenses	0.57%	0.72%	0.72%
Total Annual Fund Operating Expenses	1.37%	1.52%	1.27%
Less Fee Waivers‡	-0.55%	-0.70%	-0.70%
Total Annual Fund Operating Expenses After Fee Waiver	0.82%	0.82%	0.57%

‡

The Adviser has contractually agreed to waive 0.35% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy through such affiliates. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Year	5 Year	10 Year
A Shares	$455	$740	$1,046	$1,912
Investor Shares	$84	$411	$762	$1,752
Institutional Shares	$58	$333	$629	$1,471

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

www.cavanalhillfunds.com	20	1-800-762-7085

Principal Investment Strategy

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

Total return is defined as a percentage change, over a specified time period, in a mutual funds net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

The Fund will generally maintain a dollar-weighted average portfolio maturity of three to ten years.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances the Fund invests at least 80% of its assets in bonds. This policy will not be changed without at least 60 days prior notice to shareholders.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

•

Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•

Interest Rate Risk — The Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•

Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.

•

Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

•	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

www.cavanalhillfunds.com	21	1-800-762-7085

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year1. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Best quarter:	Worst quarter:

3rd 2009	4th 2008

6.55%	(6.50)%

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 6.86%.

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Barclays Capital U.S. Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 3.00% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 3.75%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/10)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	13.80%	4.38%	5.16%
Return After Taxes on Distributions	11.82%	2.50%	3.13%
Return After Taxes on Distributions and Sale of Fund Shares	8.91%	2.62%	3.20%
Institutional Shares
Return Before Taxes	13.95%	4.63%	5.29%
Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for expenses, fees or taxes)	6.54%	5.80%	5.84%

www.cavanalhillfunds.com	22	1-800-762-7085

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

Portfolio Managers
J. Brian Henderson, CFA, is President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 1993.

Michael P. Maurer, CFA, is Vice President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2003.

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply*:

	Initial Purchase	Additional Purchases
Bond and Equity Funds
A Shares	None	None
Investor Shares	$1,000	$100
Institutional Shares	$100,000	$100

* A Fund may waive its minimum purchase requirements.

Shares may be purchased, sold (redeemed) or exchanged on any business day by:
•	Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

•	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

•	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	23	1-800-762-7085

INTERMEDIATE TAX-FREE BOND FUND
SUMMARY

Investment Objective
To seek current income, consistent with the preservation of capital, that is exempt from federal income taxes.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest. More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees	A	Investor	Institutional
(fees paid directly from your investment)	Shares	Shares	Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%*	None	None

* On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses	A	Investor	Institutional
(expenses that you pay each year as a percentage of the value of your investment).	Shares	Shares	Shares
Management Fees	0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees	0.25%	0.25%	—
Other Expenses
Shareholder Servicing Fees	0.10%	0.25%	0.25%
Other Expenses	0.41%	0.41%	0.41%
Total Other Expenses	0.51%	0.66%	0.66%
Total Annual Fund Operating Expenses	1.31%	1.46%	1.21%
Less Fee Waivers‡	-0.55%	-0.70%	-0.70%
Total Annual Fund Operating Expenses After Fee Waiver	0.76%	0.76%	0.51%

‡
The Adviser has contractually agreed to waive 0.35% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy through such affiliates. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Year	5 Year	10 Year
A Shares	$450	$722	$1,015	$1,847
Investor Shares	$77	$392	$730	$1,685
Institutional Shares	$52	$314	$597	$1,402

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

www.cavanalhillfunds.com	24	1-800-762-7085

Principal Investment Strategy
To pursue its objective, under normal circumstances, the Fund invests at least 65% of its assets in municipal bonds and debentures that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (“NRSRO”), or of comparable quality, at the time of purchase. As a matter of fundamental policy the Fund invests, under normal circumstances, at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax. Additionally, the Fund will normally invest at least 80% of its assets in bonds which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. The Fund invests in municipal securities which are within the three highest rating categories assigned by NRSRO, in the case of bonds; rated within the highest ratings category assigned by an NRSRO, in the case of notes; rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper; or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations.

The Fund will generally invest in two principal classifications of municipal securities: general obligation securities and revenue securities. The Fund also will utilize credit enhancers. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund, under normal circumstances, invests at least 80% of its assets in tax-free bonds and maintains a dollar-weighted average maturity between three to ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

In managing the portfolio, the portfolio management team uses a “top down” investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

In addition to the securities described above, the Fund may invest in other debt securities.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

•	Credit Enhancement Risk — A “credit enhancer,” such as a letter of credit, may decline in quality and lead to a decrease in the value of the Fund’s investments.

•
Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•
Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

•
Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•
Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call” — or repay — its bond before the bond’s maturity date.

•
Tax Risk — The issuer of securities may fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the use of investment practices that seek to minimize tax consequences may lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

www.cavanalhillfunds.com	25	1-800-762-7085

Performance Information
The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Best quarter:	Worst quarter:

3rd 2009	4th 2010

4.87%	(3.78)%

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 7.42%.

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Barclays Capital U.S. Municipal Bond Index. Prior to January 1, 2006, a maximum sales charge of 2.50% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 3.75%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Funds shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemptions, as well as the effect of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/10)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	1.94%	3.79%	3.88%
Return After Taxes on Distributions	1.93%	3.78%	3.84%
Return After Taxes on Distributions and Sale of Fund Shares	2.34%	3.71%	3.82%
Institutional Shares
Return Before Taxes	2.20%	4.08%	4.02%
Barclays Capital U.S. Municipal Bond Index (reflects no deduction for expenses, fees or taxes)	2.38%	4.09%	4.83%

www.cavanalhillfunds.com	26	1-800-762-7085

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

Portfolio Managers
J. Brian Henderson, CFA, is President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2001.

Richard A. Williams is Vice President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2005.

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply*:

	Initial Purchase	Additional Purchases
Bond and Equity Funds
A Shares	None	None
Investor Shares	$1,000	$100
Institutional Shares	$100,000	$100
*	A Fund may waive its minimum purchase requirements.

Shares may be purchased, sold (redeemed) or exchanged on any business day by:
•	Sending a written request by mail to the Funds Custodian: BOKF, N.A., Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

•	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

•	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund intends to distribute a majority of income as exempt-interest dividends. These dividends generally are excludable from a shareholder’s gross income for federal income tax purposes. However, the Fund’s distributions may be taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	27	1-800-762-7085

BALANCED FUND
SUMMARY

Investment Objective
 To seek capital appreciation and income.

Fees and Expenses of the Fund
 This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest. More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees	A	Investor	Institutional
(fees paid directly from your investment)	Shares	Shares	Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%*	None	None

* On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses	A	Investor	Institutional
(expenses that you pay each year as a percentage of the value of your investment).	Shares	Shares	Shares
Management Fees	0.74%	0.74%	0.74%
Distribution/Service (12b-1) Fees	0.25%	0.25%	—
Other Expenses
Shareholder Servicing Fees	0.10%	0.25%	0.25%
Other Expenses	0.39%	0.39%	0.39%
Total Other Expenses	0.49%	0.64%	0.64%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.52%	1.67%	1.42%
Less Fee Waivers‡	-0.59%	-0.74%	-0.74%
Total Annual Fund Operating Expenses After Fee Waiver	0.93%	0.93%	0.68%

‡
The Adviser has contractually agreed to waive 0.39% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy through such affiliates. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Year	5 Year	10 Year
A Shares	$640	$949	$1,281	$2,215
Investor Shares	$95	$454	$838	$1,914
Institutional Shares	$69	$376	$706	$1,638

Portfolio Turnover
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

www.cavanalhillfunds.com	28	1-800-762-7085

Principal Investment Strategy
 To pursue its objective, the Fund normally invests between 50% and 75% of its total assets in equity securities and at least 25% of its assets in fixed income securities that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase.

The equity portion of the Fund primarily consists of large capitalization, mid capitalization and small capitalization stocks. Large capitalization stocks include large U.S. companies with a market capitalization in excess of $7 billion. Mid capitalization stocks include U.S. companies with a market capitalization between $2 and $7 billion at the time of purchase. Small capitalization stocks include small U.S. companies having an average market capitalization below $2 billion at the time of purchase.

As its primary strategy, the portfolio management team of the Fund selects equity securities using a proprietary system that ranks stocks. Stocks are ranked using a large array of factors including but not limited to fundamental factors (i.e. valuation and growth) and technical factors (i.e. momentum, reversal and volatility) that have historically been linked to performance. Portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.

The portfolio management team of the Fund may augment its primary strategy by utilizing additional strategies involving exchange-traded funds.

The debt portion of the Fund primarily consists of bonds; notes, debentures and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities; mortgage-related securities; asset backed securities, collateralized mortgage obligations and municipal bonds.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of three to twelve years for the debt portion of its portfolio. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interests of the Fund’s shareholders to continue to hold the security.

The portion of the Fund’s assets invested in equity and debt securities will vary in accordance with economic conditions, the level of stock prices, interest rates, and the risk associated with each investment.

In addition to the securities described above, the Fund may invest in other equity and debt securities. For example, the Fund may invest in foreign securities, including emerging market securities.

Principal Investment Risks
 Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

•
Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•	Foreign Investment Risk — Higher transaction costs, delayed settlements, currency controls and adverse economic and political developments may affect foreign investments.

•
Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

•
Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•
Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.

•
Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call” — or repay — its bond before the bond’s maturity date.

•	Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments.

•	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

www.cavanalhillfunds.com	29	1-800-762-7085

Performance Information
 The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year1. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Best quarter:	Worst quarter:

2nd 2009	4th 2008

12.13%	(14.85)%

1The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was (3.54)%.

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Russell 1000® Index and the Barclays Capital U.S. Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 5.00% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 5.50%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. The Russell 1000® Index is presented to show how the Fund’s performance compares to an index of equity funds, while the Barclays Capital U.S. Aggregate Bond Index shows how the Fund’s performance compares to an index of bond funds.

Average Annual Total Returns (Periods Ended 12/31/10)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	13.24%	3.81%	3.87%
Return After Taxes on Distributions	12.48%	2.34%	2.73%
Return After Taxes on Distributions and Sale of Fund Shares	8.76%	2.63%	2.81%
Institutional Shares
Return Before Taxes	13.49%	4.05%	4.03%
Russell 1000® Index (reflects no deduction for expenses, fees or taxes)	16.10%	2.59%	1.83%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	6.54%	5.80%	5.84%

www.cavanalhillfunds.com	30	1-800-762-7085

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

Portfolio Managers
J. Brian Henderson, CFA, is President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2005.

Michael P. Maurer, CFA, is Vice President of Cavanal Hill Investment Management, Inc. and has been a portfolio manager of the Fund since 2005.

S. Bob Rezaee is Senior Vice President of Cavanal Hill Investment Management, Inc. and has been a Portfolio Manager of the Fund since 2008.

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply*:

	Initial Purchase	Additional Purchases
Bond and Equity Funds
A Shares	None	None
Investor Shares	$1,000	$100
Institutional Shares	$100,000	$100

* A Fund may waive its minimum purchase requirements.

Shares may be purchased, sold (redeemed) or exchanged on any business day by:
• Sending a written request by mail to the Funds Custodian: BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

• Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

• Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	31	1-800-762-7085

U.S. LARGE CAP EQUITY FUND
SUMMARY

Investment Objective
To seek growth of capital and, secondarily, income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest. More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees	A	Investor	Institutional
(fees paid directly from your investment)	Shares	Shares	Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%*	None	None

* On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses	A	Investor	Institutional
(expenses that you pay each year as a percentage of the value of your investment).	Shares	Shares	Shares
Management Fees	0.69%	0.69%	0.69%
Distribution/Service (12b-1) Fees	0.25%	0.25%	—
Other Expenses
Shareholder Servicing Fees	0.10%	0.25%	0.25%
Other Expenses	0.39%	0.39%	0.39%
Total Other Expenses	0.49%	0.64%	0.64%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.44%	1.59%	1.34%
Less Fee Waivers‡	-0.49%	-0.64%	-0.64%
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	0.95%	0.70%

‡ The Adviser has contractually agreed to waive 0.29% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy through such affiliates. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Year	5 Year	10 Year
A Shares	$642	$935	$1,250	$2,139
Investor Shares	$97	$439	$805	$1,835
Institutional Shares	$72	$361	$673	$1,557

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

www.cavanalhillfunds.com	32	1-800-762-7085

Principal Investment Strategy
To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large U.S. companies. This policy will not be changed without at least 60 days prior notice to shareholders. “Equity securities” for purposes of this policy refers to common stocks and securities convertible into common stocks.

The Fund invests at least 80% of its assets in a universe of equity securities of large U.S. companies having an average market capitalization in excess of $7 billion at the time of purchase.

The portfolio management team of the Fund seeks to identify companies that possess the following fundamental characteristics: strong, sustainable earnings and revenue growth prospects, industry leadership with a competitive advantage, high levels of profitability and earnings quality, strong management teams, understandable business models and limited exposure to cyclical earnings.

In pursuing the investment strategy, the portfolio management team seeks to enhance the after-tax returns to shareholders by employing various investment practices that are designed to reduce taxable distributions to shareholders. For example, the Fund may hold securities for a long enough period to avoid higher short-term capital gains taxes. The Fund will also attempt to offset capital gains from sales of securities by selling other securities at a loss. These practices are expected to reduce, but not eliminate, taxable distributions.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

• Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.

• Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

• Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Best quarter:	Worst quarter:

2nd 2009	4th 2008

16.83%	(23.25)%

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was (14.71)%.

www.cavanalhillfunds.com	33	1-800-762-7085

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Russell 1000® Index. Prior to January 1, 2006, a maximum sales charge of 5.00% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 5.50%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods prior to December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/10)	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	13.60%	3.51%	2.19%
Return After Taxes on Distributions	13.49%	3.44%	1.65%
Return After Taxes on Distributions and Sale of Fund Shares	8.96%	3.00%	1.64%
Institutional Shares
Return Before Taxes	13.84%	3.78%	2.32%
Russell 1000® Index (reflects no deduction for expenses, fees or taxes)	16.10%	2.59%	1.83%

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

Portfolio Managers
S. Bob Rezaee is Senior Vice President of Cavanal Hill Investment Management, Inc. and has been a Portfolio Manager of the Fund since 2006.

Matthew C. Stephani is Vice President of Cavanal Hill Investment Management, Inc. and has been a Portfolio Manager of the Fund since 2006.

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply*:

	Initial Purchase	Additional Purchases
Bond and Equity Funds
A Shares	None	None
Investor Shares	$1,000	$100
Institutional Shares	$100,000	$100
* A Fund may waive its minimum purchase requirements.

Shares may be purchased, sold (redeemed) or exchanged on any business day by:
• Sending a written request by mail to the Funds Custodian: BOKF, N.A., Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

• Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

• Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Retirement accounts may be taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	34	1-800-762-7085

OPPORTUNISTIC FUND
SUMMARY

Investment Objective
Opportunistically investing to generate positive investment returns.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest. More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees	A	Investor	Institutional
(fees paid directly from your investment)	Shares	Shares	Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%*	None	None

* On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses	A	Investor	Institutional
(expenses that you pay each year as a percentage of the value of your investment).	Shares	Shares	Shares
Management Fees	2.25%	2.25%	2.25%
Distribution/Service (12b-1) Fees	0.25%	0.25%	—
Other Expenses
Shareholder Servicing Fees	0.10%	0.25%	0.25%
Other Expenses†	0.36%	0.36%	0.36%
Total other Expenses	0.46%	0.61%	0.61%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	2.99%	3.14%	2.89%
Less Fee Waivers‡	-0.20%	-0.21%	-0.35%
Total Annual Fund Operating Expenses After Fee Waiver	2.79%	2.93%	2.54%

†	Other Expenses are based on estimated amount for the current fiscal year.
‡
The Adviser has contractually agreed to waive or assume certain expenses so that the common expenses (excluding 12b-1 fees) for each Class do not exceed 2.65% (other than extraordinary expenses and Acquired Fund Fees and Expenses) until December 31, 2012. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Contractual waiver of the Administration Fee is in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund’s Board of Trustees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy A Shares or Institutional Shares through such affiliates.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Year
A Shares	$817	$1,406
Investor Shares	$296	$949
Institutional Shares	$257	$862

www.cavanalhillfunds.com	35	1-800-762-7085

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy
To pursue its objective, under normal circumstances, the Fund may trade frequently and may invest in a wide range of financial instruments, market sectors and asset classes in the U.S. and other markets. Investments may include any asset for which there is a liquid market. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

The Fund may invest in equity securities of issuers of any market capitalization, including convertible, private placement/restricted, initial public offering (“IPOs”), emerging market securities, real estate investment trusts and master limited partnerships. It may hold all or a portion of its assets in U.S. Treasury Obligations, cash or short-term fixed income or money market securities. The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs.

The Fund may from time to time invest in fixed income securities of any credit quality and maturity, including those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e.,“junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

The Fund may buy securities that it believes are undervalued and may write options on securities that it believes are overvalued. The Fund may sell these securities and cover (buyback) options when it believes they have reached their target price or more compelling investments are available.

Principal Investment Risks
Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

•
Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•	Income Risk — The Fund’s yield may decrease due to a decline in interest rates.

•
Issuer Specific Risk — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.

•
Leverage Risk — The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

•
Limited Number of Holdings — As a large percentage of a fund’s assets may be invested in a limited number of securities, each investment has a greater effect on a Fund’s overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•
Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

•	Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, N.A., or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

www.cavanalhillfunds.com	36	1-800-762-7085

Performance Information
Because it has not yet completed a full calendar year of operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information may be obtained on the Fund’s website www. cavanalhillfunds.com or by calling 1-800-762-7085. Please also see the section titled “Historical Performance of Similar Accounts Managed by the Portfolio Manager” in Appendix A in the prospectus.

Investment Adviser
Cavanal Hill® Investment Management, Inc. serves as the investment adviser for the Fund.

Portfolio Managers
S. Bob Rezaee, is Senior Vice President of Cavanal Hill Investment Management, Inc. and has been a Portfolio Manager of the Fund since 2011.

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply*:

	Initial Purchase	Additional Purchases
Bond and Equity Funds
A Shares	None	None
Investor Shares	$1,000	$100
Institutional Shares	$100,000	$100
*	A Fund may waive its minimum purchase requirements.

Shares may be purchased, sold (redeemed) or exchanged on any business day by:
•	Sending a written request by mail to the Funds Custodian: BOKF, N.A., Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

•	Sending a written request by overnight mail to: Cavanal Hill Funds, c/o Citi Fund Services, Attn.: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

•	Calling us at 1-800-762-7085 with instructions as to how you wish to complete the transaction (mail, wire, electronic transfer).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as 401(k) plan or an individual retirement account. Retirement accounts maybe taxed at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its service providers may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.cavanalhillfunds.com	37	1-800-762-7085

Your Account

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

• Name;
• Date of birth (for individuals);
• Residential or business street address (although post office boxes are permitted for mailing); and
• Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value (“NAV”) next calculated after the account is closed.

Opening an Account and Buying Shares

1.	Read this prospectus carefully.
2.	Determine how much you want to invest.
3.

Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

4.

You may purchase Administrative Shares by following the procedures established by the Distributor in connection with requirements of qualified accounts maintained by BOKF, NA or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is “swept” automatically no less frequently than weekly into a Cavanal Hill Money Market Fund.

The following initial and additional purchase requirements apply to the Funds*:

	Initial Purchase	Additional Purchases
Bond and Equity Funds
A Shares	None	None
Investor Shares	$1,000	$100 for each Fund
Institutional Shares	$100,000	$100 for each Fund
Money Market Funds
Administrative	$1,000	None
Service	$10,000	None
Institutional	$100,000	None
Select	$1,000,000	None
Premier	$1,000	None

*

In certain circumstances approved by the Fund’s Board of Trustees, these minimums may be waived or lowered at the Fund’s discretion. Investor Shares offer an Auto Invest Plan, for which the minimum initial investment is $100 and the minimum for subsequent investments is $50. Please refer to the section titled “Additional Investor Services.”

•	Investors may purchase shares of the each of the Funds other than the A Shares of the Bond and Equity Funds at the net asset value without a sales charge.
•	Shares may be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.
•	Each Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders.

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Opening an Account and Buying Shares

		OPENING AN ACCOUNT		ADDING TO AN ACCOUNT
By Mail	•	Make out a personal check or bank draft for the investment amount, payable to the Cavanal Hill Funds.	•	Make out a personal check or bank draft for the investment amount, payable to the Cavanal Hill Funds.

	•	Deliver the check or bank draft and your completed Account Registration Form to the Funds’ Custodian at BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.	•
Deliver the check or bank draft and investment slip attached to your account statement (or, if unavailable, provide the Fund name, amount invested, account name, and account number) to the Funds’ Custodian at BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

By Overnight Mail	•	Make out a personal check or bank draft for the investment amount, payable to the Cavanal Hill Funds.	•	Make out a personal check or bank draft for the investment amount, payable to the Cavanal Hill Funds.

	•	Deliver the check or bank draft and your completed Account Registration Form to c/o Citi Fund Services, Attention: T.A. Operations, Cavanal Hill Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.	•
Deliver the check or bank draft and investment slip attached to your account statement (or, if unavailable, provide the Fund name, amount invested, account name, and account number) to c/o Citi Fund Services, Attention: T.A. Operations, Cavanal Hill Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

By Telephone or Wire Transfer	•	Call (800) 762-7085 for instructions on opening an account by wire transfer.	•	Deliver your completed Account Registration Form to the Funds at: c/o Citi Fund Services Attn: T.A. Operations 3435 Stelzer Rd. Columbus, OH 43219-3035.

			•	To place an order by telephone call the Funds at (800) 762-7085 for instructions on purchasing additional shares by wire transfer.

			•	Your bank may charge a fee to wire funds.

By Electronic Funds Transfer	•	Your bank must participate in the Automated Clearing House and must be a U.S. bank.	•	Establish the electronic purchase option on your Account Registration Form or call (800) 762-7085.

			•	Call (800) 762-7085 to arrange an electronic purchase.

			•	Your bank may charge a fee to electronically transfer funds.

All purchases made by check should be in U.S. dollars.
Third party checks, credit card checks, starter checks on initial purchases, traveler’s checks, money orders or cash will not be accepted.

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Selling Shares

TO SELL SOME OR ALL OF YOUR SHARES
By Mail	•	Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

	•	Include the account owner signature(s).

	•	Mail the materials to the Funds’ Custodian at BOKF, NA, Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

	•	A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Overnight Mail	•	Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

	•	Include the account owner signature(s).

	•	Mail the materials to Cavanal Hill Funds, c/o Citi Fund Services, Attention: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

	•	A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Telephone	•	Call (800) 762-7085 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

By Wire	•	Accounts of any type which have elected the wire option on the Account Registration Form may call (800) 762-7085 to request a wire transfer.

	•	If you call by 4 p.m.* Eastern time on any Business Day (as described in “Transaction Policies”), your payment will normally be wired to your bank on the next Business Day.

	•	The Fund reserves the right to charge a wire fee.

	•	Your bank may charge a fee to wire funds

By Electronic Funds Transfer	•	Shareholders with accounts at a U.S. bank which participates in the Automated Clearing House may call (800) 762-7085 to request an electronic funds transfer.

•
If you call by 4 p.m.* Eastern time on any Business Day (as described in “Transaction Policies”), the NAV of your shares will be determined on the same day and you will receive your proceeds within a week after your request is received.

	•	Your bank may charge a fee to electronically transfer funds.

* On any Business Day (as defined in “Transaction Policies”) that the relevant trading markets close early, redemption or exchange orders must be received by 12 noon Eastern time to receive that day’s NAV.

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Selling Shares in Writing. In certain circumstances, you may need to include a medallion signature guarantee, which protects you against fraudulent orders.

You will need a medallion signature guarantee unless:

•	the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

•	the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your medallion signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a medallion signature guarantee.

Receiving Your Money.  Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at NAV if your account balance in any Fund, other than the A Shares of the Bond and Equity Funds, drops below $500. Before a Fund exercises its right to redeem your shares you will be given at least sixty days’ written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange (“NYSE”) is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under “Selling Your Shares”.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund’s net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist (in whole or in part) of securities equal in market value to your shares. When you convert these securities to cash, you will pay transaction charges.

Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be cancelled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

Payments to Financial Intermediaries

The Funds and their affiliated service providers may pay fees as described below to broker-dealers and other financial institutions whose customers are shareholders of the Funds, including affiliates of Cavanal Hill® Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”), for sale of Fund shares and related services.

Initial Sales Charge (Bond and Equity Funds, Class A Only)

The A Share Class of the Bond and Equity Funds are subject to an initial sales charge. The sales charge is used to compensate the Distributor and participating dealers for their expenses incurred in connection with the distribution of the A Shares. The amount of the initial sales charge is based upon the amount purchased:

Shareholder Fees For A Shares–Short-Term Income Fund (fees paid directly from your investment)
Purchase Amount	Sales Charge (load) imposed on Purchases (as a percentage of offering price)	Reallowance	Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the amount redeemed or the total original cost, for shares held less than 12 months)

Less than $50,000	2.50%	2.00%	None
$50,000 to $99,999	2.25%	1.75%	None
$100,000 to $249,999	1.75%	1.25%	None
$250,000 up to $499,999	1.25%	0.75%	None
$500,000 up to $999,999	1.00%	0.50%	None
Over $1,000,000	None	—	1.00%

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Shareholder Fees For A Shares–Bond, Intermediate Bond and Intermediate Tax-Free Bond Funds (fees paid directly from your investment)
Purchase Amount	Sales Charge (load) imposed on Purchases (as a percentage of offering price)	Reallowance	Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the amount redeemed or the total original cost, for shares held less than 12 months)

Less than $50,000	3.75%	3.25%	None
$50,000 to $99,999	3.75%	3.25%	None
$100,000 to $249,999	3.50%	3.00%	None
$250,000 up to $499,999	2.50%	2.00%	None
$500,000 up to $999,999	2.00%	1.75%	None
Over $1,000,000	None	—	1.00%

Shareholder Fees For A Shares–Balanced, U.S. large Cap Equity and Opportunistic Funds (fees paid directly from your investment)
Purchase Amount	Sales Charge (load) imposed on Purchases (as a percentage of offering price)	Reallowance	Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the amount redeemed or the total original cost, for shares held less than 12 months)

Less than $50,000	5.50%	4.75%	None
$50,000 to $99,999	4.50%	4.00%	None
$100,000 to $249,999	3.50%	3.00%	None
$250,000 up to $499,999	2.50%	2.00%	None
$500,000 up to $999,999	2.00%	1.75%	None
Over $1,000,000	None	—	1.00%

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment.

•
Rights of Accumulation. You may combine your new purchases of A Shares of a Fund with other Bond or Equity Fund shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchasers. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other Bond or Equity Fund shares owned based on their current public offering price.

•
Letters of Intent. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of A Shares of one or more Bond or Equity Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

•
Contingent Deferred Sales Charges (CDSC). Investors who purchase or own $1,000,000 or more of Bond or Equity Fund shares do not pay an initial sales charge. However, if you redeem A Shares purchased without paying sales charge prior to 12 months after the date of purchase, they will be subject to a CDSC of 1%. The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first and, then, shares in the order of their purchase.

For further information about the initial sales charge applicable to the A Shares of the Bond and Equity Funds, see the Statement of Additional Information section “Additional Purchase and Redemption Information.”

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Distribution/Service (12b-1) Fees

The Funds have adopted a plan under Rule 12b-1 that allows for the payment of distribution and service fees to the Distributor for the sale and distribution of shares and for additional services provided to shareholders. When the Distributor receives these fees, it may pay some or all of them to financial intermediaries whose customers purchase shares of the Funds, including financial intermediaries that are affiliates of the Adviser and Distributor. Because these fees are paid out of a Fund’s assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The distribution fee is 0.25% of the average daily net assets of the shares of each Fund, except for the Premier Shares, which has a 0.50% distribution fee. The Institutional and Select Shares do not have a distribution fee. The Distributor has agreed to the contractual fee waivers shown in the table below. The contractual fee waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

	Distribution Fee	Distribution Fee Waivers
Bond and Equity Funds
A Shares	0.25%	No Waiver
Investor Shares	0.25%	No Waiver
Institutional Shares	0.00%	N/A – No 12b-1 Fee
Money Market Funds
Administrative	0.25%	Cash Management Only – 0.13% Waived
Service	0.25%	0.15% Waived
Institutional	0.00%	N/A – No 12b-1 Fee
Select	0.00%	N/A – No 12b-1 Fee
Premier	0.50%	No Waiver

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds’ shareholders. For performing these services, Shareholder Servicing Agents may receive an annual fee of up to 0.25% of the average daily net assets of the shares of each Fund, other than the A Shares of the Bond and Equity Funds, for which a fee of 0.10% of the daily net assets is available. “Shareholder Servicing Agents” may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of the Adviser. The Funds have entered into agreements under the Shareholder Servicing Plan with BOKF, NA, the owner of the Adviser and BOSC, Inc., the Distributor, to provide financial intermediary services to the Funds’ shareholders in exchange for payments by the Funds for such services under the Shareholder Servicing Plan. BOKF, NA and BOSC, Inc. have agreed to the contractual fee waivers shown in the table below for purchasers that purchase through them. Contractual waivers are in place for the period through December 31, 2012 and may only be modified with the approval of the Fund’s Board of Trustees.

	Shareholder Servicing Fee	Shareholder Servicing Fee Waivers
Bond and Equity Funds
A Shares	0.10%	Waived in Full
Investor Shares	0.25%	Waived in Full, except for the Opportunistic Fund, which has No Waiver
Institutional Shares	0.25%	Waived in Full
Money Market Funds
Administrative	0.25%	No Waiver
Service	0.25%	0.15% Waived
Institutional	0.25%	0.17% Waived
Select	0.25%	Waived in Full
Premier	0.25%	No Waiver

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Distribution and Shareholder Servicing Arrangements — Revenue Sharing

The Adviser, and from time to time affiliates of the Adviser, at their own expense and out of their own legitimate profits, provide additional cash incentives to Shareholder Servicing Agents in connection with the sale, distribution, retention and servicing of the shares of the Funds. These additional cash incentives, sometimes referred to as “revenue sharing arrangements,” are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing or access to sales meetings, sales representatives and Shareholder Servicing Agent management representatives. These payments are negotiated and may be based on such factors as: the number or value of shares that the Shareholder Servicing Agent sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the Shareholder Servicing Agent. Cash compensation may also be paid to Shareholder Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold. These payments may be significant and may create an incentive for Shareholder Servicing Agents or their agents to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through a Shareholder Servicing Agent, please speak with that agent to learn more about any payments it receives from the Adviser or its affiliates, as well as fees or commissions the agent charges. You should also consult disclosures made by your Shareholder Servicing Agent at the time of purchase. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus, and will not change the NAV or the price of a Fund’s shares, because they are not paid by the Funds.

Brokers, Dealers and Agents. Please note that (i) investors may be charged fees—in addition to those assessed by the Funds—if they effect transactions through a Shareholder Servicing Agent, (ii) the Funds have and may from time to time authorize one or more Shareholder Servicing Agents to receive on their behalf purchase and redemption orders, and Shareholder Servicing Agents so authorized may also be authorized to designate other agents to receive purchase and redemption orders on the Funds’ behalf, (iii) with respect to orders received by a Shareholder Servicing Agent authorized to receive purchase and redemption orders on the Funds’ behalf, the Fund will be deemed to have received an order when an authorized agent, or, if applicable, such agent’s authorized designee, receives the order, and (iv) unless restricted by the Investment Company Act of 1940 (the “1940 Act”) and the rules of the SEC under the 1940 Act, customer orders will be priced at the Funds’ NAV next computed after such orders are received by an authorized agent or such authorized agent’s authorized designee.

Exchanging Shares

How to Exchange Your Shares. Shares of any Cavanal Hill Bond or Equity Fund may be exchanged without payment of a sales charge for the same class of shares of any Cavanal Hill Fund. Shares of any Cavanal Hill Money Market Fund may be exchanged without payment of a sales charge for shares of the same class of any other Money Market Fund. Exchanges of shares from any Money Market Fund to any Equity or Bond Fund generally will be subject to the sales charge applicable to the shares sought to be acquired through the exchange. Shares of one share class may be exchanged for shares of another share class with a higher initial purchase requirement without payment of a sales charge if you become eligible to purchase such share class. Any exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to redeem Institutional Shares in the event that a shareholder no longer meets the minimum investment requirements. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days’ notice to shareholders.

A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219-3035. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

Transaction Policies

Calculation of Net Asset Value. The NAV per share of a Fund is determined by dividing the total market value of the Fund’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.

Valuation of Shares – Bond and Equity Funds.

•
The NAV of each of the Bond and Equity Funds is determined on each Business Day as of the close of regular trading of the NYSE (generally 4 p.m. Eastern time) on each day in which the NYSE is open for regular trading and the Federal Reserve Bank of Kansas City is open (a “Business Day”). On any Business Day that a relevant trading market closes early, the affected Funds will close for trading at 12 noon Eastern time. Purchase, redemption and exchange orders must be received by 12 noon Eastern time on those days to receive that day’s NAV.

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The assets in each of the Bond and Equity Funds are valued at market value, other than short-term fixed income securities, which are valued at amortized cost. If market quotations are not readily available, the securities will be valued at fair value by the Funds’ Pricing Committee. For further information about valuation of investments, see the Statement of Additional Information.

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The Funds may invest in one or more open-end management investment companies that are registered under the Investment Company Act. The Funds’ net asset value calculation includes the net asset values of the registered open-ended management investment companies in which the Funds invest. The prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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Valuation of Shares – Money Market Funds.

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The NAV of each of the U.S. Treasury Fund and Cash Management Fund is determined as of the close of regular trading on the NYSE (generally four Eastern time) on each day in which the NYSE is open for regular trading and the Federal Reserve Bank of Kansas City is open (a “Business Day”). The NAV for the Tax-Free Money Market Fund generally is determined at 12 noon Eastern time on each Business Day. On any Business Day that the bond markets close early, the Funds will close for trading at 12 noon Eastern time. Purchase, redemption and exchange orders must be received by 12 noon Eastern time on those days to receive that day’s NAV.

•	The assets in each Money Market Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.
•	The NAV of each of the Money Market Funds is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.

Buy and Sell Prices. When you buy shares, you pay the NAV next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the NAV next determined after your order is received by the Fund or its designated agent.

Fair Value Pricing Policies. Each of the Bond and Equity Funds will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Funds’ Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Funds’ Pricing Committee, under the general supervision of the Board of Trustees, will employ certain methodologies to determine a fair value for the securities. Fair value pricing should result in a more accurate determination of a Fund’s NAV price, which should eliminate the potential for arbitrage in a Fund.

A “significant event” is one that occurred before the valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Funds’ foreign investments are generally limited to debt securities issued by foreign banks and foreign branches or subsidiaries of U.S. banks. Thus, the situations in which the Funds will be required to fair value price because of a significant event are limited.

Market Timing. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Funds because of market timing strategies, we have adopted certain policies and procedures that apply to the Bond and Equity Funds. Because the Money Market Funds are designed to offer investors a liquid cash option that they may sell as often as they wish, they are not subject to the same policies and procedures.

In the Bond and Equity Funds, exchanges between Funds are limited to three in any calendar quarter. We also reserve the right to suspend any account in which we have identified a pattern of excessive or abusive trading. Such accounts will be prohibited from engaging in additional purchase and exchange transactions.

We cannot guarantee that we will detect every market timer because of the limitations inherent in our technological systems. Our ability to monitor trades in omnibus accounts in particular is extremely limited and we will not be able to detect market timing activities in such accounts.

We will apply our policies and procedures related to market timing uniformly to all Bond and Equity Fund shareholders. We do not have in place any arrangements to permit any person to engage in frequent trading in the Bond and Equity Funds. We reserve the right to modify our policies and procedures related to market timing at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements. For further information about market timing policies and procedures, see the Statement of Additional Information.

Additional Investor Services

Auto Invest Plan (AIP). AIP lets you set up periodic additional investments in the Funds through automatic deductions from your bank account. The plan is not available for Institutional Shares. To participate in the AIP, complete the appropriate section in the Account Registration Form. The minimum initial investment in the AIP is $100 and the minimum for subsequent investments is $50 per month or quarter per Fund. To participate in the AIP from your bank account, please attach a voided check to your Account Registration Form.

Directed Dividend Option. By selecting the appropriate box in the Account Registration Form, you can elect to receive your distributions via check or have distributions (capital gains and dividends) reinvested in another Cavanal Hill Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you. The Fund may modify or terminate this directed dividend option without notice. You can change or terminate your participation in the directed dividend option at any time.

Systematic Withdrawal Plan (SWP). If you have at least $10,000 in your account, you may use SWP, which allows you to receive regular distributions from your account. The plan is not available for Institutional Shares of the Bond or Equity Funds. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more on a monthly or quarterly basis. You may arrange to receive regular distributions from your account via check by completing the appropriate section in the Account Registration Form and attaching a voided check or by calling (800) 762-7085. The maximum withdrawal per year is 12% of the account value at the time of election.

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Dividends and Capital Gains

As a mutual fund shareholder, you may receive capital gain, income from your investment, or both. The Bond Funds and the Money Market Funds declare dividends daily and pay dividends monthly. The Equity Funds declare and pay dividends quarterly. The Funds will distribute net investment income and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, at least once a year. It is unlikely that the Money Market Funds will realize any capital gain, however it is possible depending on market conditions.

We will automatically reinvest any income and capital-gain distributions to which you are entitled in additional shares of the applicable Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a written request, including your name and account number, to:

Cavanal Hill Funds
c/o BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

Such a request will become effective for distributions having record dates after the date on which our Distributor receives your request. The taxation of dividends will not be affected by the form in which you receive them.

Taxes

 Your mutual-fund investments may have a material impact on your tax situation. We have summarized some of the main tax implications that you should know below. Note, however, that the following provides only a general description. The information contained herein will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes. Please consult your tax adviser to see how investing in the Fund(s) will affect your own tax situation.

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Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number and certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distribution that you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds that you would normally receive from selling Fund shares.

Each Fund will distribute, at least annually, substantially all of its net investment income and net capital gain. We will send you a statement each year showing the tax status of all distributions that you receive from us. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual-fund investing in our Statement of Additional Information.

•
Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gain that the Fund earned before you invested in it (and thus were included in the price you paid for your shares).

Distributions, whether received in cash or reinvested in additional shares of the fund, may be subject to federal income tax. For federal income tax purposes, distributions of net investment income (other than those distributions that are properly designated as exempt-interest dividends, which are discussed below) that you receive from a Fund generally are taxable as ordinary income. For taxable years beginning before January 1, 2013, distributions of net investment income that are properly designated by a Fund as derived from “qualified dividend income” (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding-period and certain other requirements are met at both the shareholder and Fund levels. Dividends of net investment income that are not designated as derived from qualified dividend income will be taxable as ordinary income. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

If at the close of each quarter, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from such obligations as “exempt-interest dividends.” The Intermediate Tax-Free Bond Fund and the Tax-Free Money Market Fund intend to distribute a majority of income as exempt-interest dividends. These dividends generally are excludable from a shareholder’s gross income for federal income tax purposes, although they might result in liability for the federal alternative minimum tax (both for individual and corporate shareholders) and for state and local tax purposes. You should consult your tax adviser concerning your own tax situation. Additionally, the receipt of exempt-interest dividends might cause recipients of social security or railroad retirement benefits to be taxed on a portion of such benefits. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Intermediate Tax-Free Bond Fund might have on the federal taxation of your benefits.

Taxes on distributions from a Fund of capital gain are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income (regardless of how long you have owned shares in the Fund). Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital-gain dividends will be taxable as long-term capital gain (regardless of how long you have owned shares in the Fund). Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. The Intermediate Tax-Free Bond Fund and the Tax-Free Money Market Fund do not expect to realize significant capital gain.

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•
Tax Consequences of Selling or Exchanging Shares. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gain, depending upon how long you have held your shares and assuming the shares were held as capital assets.

•
State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gain, if any, you receive from a Fund, as well as on any capital gain, if any, you realize from selling or exchanging Fund shares. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

•
Tax Consequences of Certain Fund Investments. A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, and derivative securities might require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund might be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to liquidate such investments.

•
Funds Investing in Foreign Securities. If a Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which might decrease their yield. Foreign governments may also impose taxes on other payments or gains that the Fund earns on these securities. In general, shareholders in such a Fund will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. In addition, foreign investments may prompt a fund to distribute income more frequently or in greater amounts than do purely domestic funds, which might increase your tax liability.

The portfolio management teams of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gain as a by-product of ordinary investment activities. As a result, the amount and timing of Fund distributions, and the amount and type of taxable income allocated to Fund investors, may vary considerably from year to year.

The above is a general summary of the tax implications of investing in the Funds. Please consult your tax adviser to determine whether these considerations are relevant to your particular investments and tax situation as well as to obtain more information on your own tax situation, including possible foreign, state and local taxes. More information about taxes is contained in our Statement of Additional Information.

Additional Information about the Funds

Temporary Defensive Positions. The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, a Fund may not achieve its investment objective.

 Disclosure of Portfolio Holdings. Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

Investment in Exchange-Traded Funds. The Bond and Equity Funds, the Cash Managemant Fund and the Tax-Free Money Market Fund may each invest in index-based exchange-traded funds, which are registered investment companies unaffiliated with the Funds, that seek to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in exchange-traded funds offer, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See “Investment Practices and Risks” for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Funds may invest in exchange-traded funds in excess of the statutory limit in reliance on an exemptive order issued to iShares®* Trust and iShares, Inc. (“iShares®”), provided that certain conditions are met.

*
iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. (“BlackRock”). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in an iShares® Fund.

Investments in Investment Companies. For purposes of the Funds’ 80% policies, the Funds will “look through” investments in investment companies, such as iShares® and will include such investments in their respective percentage totals.

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Investment Practices and Risks

INVESTMENT PRACTICES
The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The information presented below includes a description of each Fund’s principal investment strategy, followed by a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Descriptions of the investment instruments and the risks follows.

SHORT-TERM INCOME FUND
The Fund invests primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments. Under normal circumstances, the Fund invests at least 80% of its assets in securities with an average maturity of less than three years and maintains a dollar-weighted average maturity of its portfolio of three years or less. These policies will not be changed without at least 60 days prior notice to shareholders. In addition, the Fund normally invests at least 65% of its assets in interest-bearing bonds.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS
PRINCIPAL:
Asset-Backed Securities, Bonds, Derivatives, Money Market Instruments, Mortgage-Backed Securities, Municipal Securities, U.S. Government Agency Securities, U.S. Treasury Obligations, Zero-Coupon Debt Obligations
Credit, Interest Rate, Liquidity, Management, Market, Mortgage Market, Prepayment/Call, Valuation, Zero Coupon
NON-PRINCIPAL:
ADR/EDR/GDRs, Bankers’ Acceptances, Call and Put Options, Certificates of Deposit, Commercial Paper, Exchange-Traded Funds, Foreign Securities, Futures and Related Options, Illiquid Securities, Investment Company Securities, Master Limited Partnerships, Repurchase Agreements, Reverse Repurchase Agreements, Restricted Securities, Securities Lending, Time Deposits, Variable and Floating Rate Instruments, When-Issued Securities
Banking, Credit Enhancement, Credit, Foreign Investment, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Regulatory, Tax, Valuation

INTERMEDIATE BOND FUND
The Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments. Under normal circumstances the Fund invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS
PRINCIPAL:
Asset-Backed Securities, Bonds, Derivatives, Money Market Instruments, Mortgage-Backed Securities, Municipal Securities, U.S. Government Agency Securities, U.S. Treasury Obligations, Zero-Coupon Debt Obligations
Banking, Credit, Interest Rate, Liquidity, Market, Management, Mortgage Market, Prepayment/Call, Valuation, Zero Coupon
NON-PRINCIPAL:
ADR/EDR/GDRs, Bankers’ Acceptances, Call and Put Options, Certificates of Deposit, Commercial Paper, Exchange-Traded Funds, Foreign Secuities, Futures and Related Options, Illiquid Securities, Investment Company Securities, Master Limited Partnerships, Repurchase Agreements, Reverse Repurchase Agreements, Restricted Securities, Securities Lending, Time Deposits, Variable and Floating Rate Instruments, When-Issued Securities
Banking, Credit Enhancement, Credit, Foreign Investment, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Regulatory, Tax, Valuation

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BOND FUND
The Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments. The Fund will generally maintain a dollar-weighted average portfolio maturity of three to ten years. Under normal circumstances the Fund invests at least 80% of its assets in bonds. This policy will not be changed without at least 60 days prior notice to shareholders.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS
PRINCIPAL:
Asset-Backed Securities, Bonds, Derivatives, Money Market Instruments, Mortgage-Backed Securities, Municipal Securities, U.S. Government Agency Securities, U.S. Treasury Obligations, Zero-Coupon Debt Obligations
Credit, Interest Rate, Liquidity, Management, Market, Mortgage Market, Regulatory, Valuation, Zero Coupon
NON-PRINCIPAL:
ADR/EDR/GDRs, Bankers’ Acceptances, Call and Put Options, Certificates of Deposit, Commercial Paper, Exchange-Traded Funds, Foreign Securities Futures and Related Options, Illiquid Securities, Investment Company Securities, Master Limited Partnerships, Repurchase Agreements, Reverse Repurchase Agreements, Restricted Securities, Securities Lending, Time Deposits, Variable and Floating Rate Instruments, When-Issued Securities
Banking, Credit Enhancement, Credit, Foreign Investment, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Prepayment/Call, Regulatory, Tax, Valuation

INTERMEDIATE TAX-FREE BOND FUND
The Fund invests at least 65% of its assets in municipal bonds and debentures that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (“NRSRO”), or of comparable quality, at the time of purchase. As a matter of fundamental policy the Fund invests, under normal circumstances, at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax. Additionally, the Fund will normally invest at least 80% of its assets in bonds which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. The Fund invests in municipal securities which are within the three highest rating categories assigned by NRSRO, in the case of bonds; rated within the highest ratings category assigned by an NRSRO, in the case of notes; rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper; or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations. The Fund will generally invest in two principal classifications of municipal securities: general obligation securities and revenue securities. The Fund also will utilize credit enhancers. The Fund also invests in money market instruments. The Fund, under normal circumstances, invests at least 80% of its assets in bonds and maintains a dollar-weighted average maturity between three to ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS
PRINCIPAL: Bonds, Municipal Securities	Credit, Credit Enhancement, Interest Rate, Issuer Specific, Liquidity, Management, Market, Prepayment/Call, Tax
NON-PRINCIPAL:
ADR/EDR/GDRs, Bankers’ Acceptances, Call and Put Options, Certificates of Deposit, Commercial Paper, Derivatives, Exchange-Traded Funds, Foreign Securities, Futures and Related Options, Illiquid Securities, Investment Company Securities, Money Market Instruments, Mortgage-Backed Securities, Repurchase Agreements, Restricted Securities, Reverse Repurchase Agreements, Securities Lending, Time Deposits, U.S. Government Agency Securities, U.S. Treasury Obligations, Variable and Floating Rate Instruments, When-Issued Securities, Zero-Coupon Debt Obligations
Banking, Credit Enhancement, Credit, Foreign Investment, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Mortgage Market, Prepayment/Call, Regulatory, Valuation, Zero Coupon

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BALANCED FUND
The Fund normally invests between 50% and 75% of its total assets in equity securities and at least 25% of its assets in fixed income securities that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The equity portion of the Fund primarily consists of large capitalization, mid capitalization and small capitalization stocks. The portfolio management team of the Fund selects equity securities using a proprietary system that ranks stocks but may augment its primary strategy by utilizing additional strategies involving exchange-traded funds. The debt portion of the Fund primarily consists of bonds; notes, debentures and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities; mortgage-related securities; asset backed securities, collateralized mortgage obligations and municipal bonds. The Fund seeks to maintain a dollar-weighted average portfolio maturity of three to twelve years for the debt portion of its portfolio. The Fund may invest in foreign securities, including emerging market securities. The Fund also invests in money market instruments.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS
PRINCIPAL:
Asset-Backed Securities, Bonds, Common Stock, Exchange-Traded Funds, Investment Company Securities, Money Market Instruments, Mortgage-Backed Securities, U.S. Government Agency Securities, U.S. Treasury Obligations, Zero-Coupon Debt Obligations
Credit, Foreign Investment, Interest Rate, Issuer Specific, Liquidity, Management, Market, Mortgage Market, Prepayment/Call, Small Cap, Valuation
NON-PRINCIPAL:
ADR/EDR/GDRs, Bankers’ Acceptances, Call and Put Options, Certificates of Deposit, Commercial Paper, Convertible Securities, Derivatives, Foreign Securities, Futures and Related Options, Illiquid Securities, Master Limited Partnerships, Municipal Securities, Preferred Stock, Repurchase Agreements, Reverse Repurchase Agreements, Restricted Securities, Securities Lending, Time Deposits, Variable and Floating Rate Instruments, Warrants, When-Issued Securities
Banking, Credit, Credit Enhancement, Foreign Investment, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Prepayment/Call, Regulatory, Tax, Valuation, Zero Coupon

U.S. LARGE CAP EQUITY FUND
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large U.S. companies. This policy will not be changed without at least 60 days prior notice to shareholders. The Fund invests at least 80% of its assets in a universe of equity securities of large U.S. companies having an average market capitalization in excess of $7 billion at the time of purchase.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS
PRINCIPAL: Common Stock, Money Market Instruments	Issuer Specific, Management, Market
NON-PRINCIPAL:
ADR/EDR/GDRs, Call and Put Options, Convertible Securities, Derivatives, Exchange-Traded Funds, Foreign Securities, Futures and Related Options, Investment Company Securities, Master Limited Partnerships, Preferred Stock, Warrants, When-Issued Securities
Banking, Credit, Foreign Investment, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Regulatory, Valuation

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OPPORTUNISTIC FUND
Under normal circumstances, the Fund may trade frequently and may invest in a wide range of financial instruments, market sectors and asset classes in the U.S. and other markets. Investments generally include a combination of equities, derivatives and bonds but may include any asset for which there is a liquid market.

INVESTMENTS	RISKS
PRINCIPAL: ADR/EDR/GDRs, Common Stock, Money Market Instruments, Exchange-Traded Funds	Credit, Income, Issuer Specific, Leverage, Limited Number of Holdings, Liquidity, Management, Market, MidCap, Small Cap
NON-PRINCIPAL:
Bankers’ Acceptances, Bonds, Call and Put Options, Certificates of Deposit, Commercial Paper, Convertible Securities, Currencies, Derivatives, Foreign Securities, Futures and Related Options, Illiquid Securities, Inverse ETF, Investment Company Securities, Master Limited Partnerships, Mortgage-Backed Securities, Preferred Stock, Repurchase Agreements, Reverse Repurchase Agreements, Restricted Securities, Securities Lending, Time Deposits, U.S. Government Agency Securities, U.S. Treasury Obligations, Variable and Floating Rate Instruments, Warrants, When-Issued Securities
Banking, Credit Enhancement, Credit, Foreign Investment, Interest Rate, Inverse ETF, Issuer Specific, Leverage, Liquidity, Market, Mortgage Market, Prepayment/Call, Regulatory, Valuation

U.S. TREASURY FUND
Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury Obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days prior notice to shareholders. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS
PRINCIPAL: Bonds, Foreign Securities, Money Market Instruments, Repurchase Agreements, U.S. Treasury Obligations	Income, Interest Rate, Liquidity, Management, Market
NON-PRINCIPAL:
Illiquid Securities, Mortgage-Backed Securities, Reverse Repurchase Agreements, Securities Lending, Treasury Receipts, Variable and Floating Rate Instruments, When-Issued Securities, Zero-Coupon Debt Obligations
Banking, Credit Enhancement, Credit, Foreign Investment, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Mortgage Market, Prepayment/Call, Regulatory, Valuation, Zero Coupon

CASH MANAGEMENT FUND
The Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable rate master demand notes. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities, or, if unrated, determined to be of comparable quality. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days. The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks and U.S. branches of foreign banks.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS
PRINCIPAL:
Bonds, Certificates of Deposit, Commercial Paper, Foreign Securities Money Market Instruments, Repurchase Agreements, Restricted Securities, U.S. Government Agency Securities, U.S. Treasury Obligations, Variable and Floating Rate Instruments
Banking, Credit, Foreign Investment, Income, Interest Rate, Issuer Specific, Liquidity, Management, Market, Regulatory
NON-PRINCIPAL:
Asset-Backed Securities, Bankers’ Acceptances, Call and Put Options, Convertible Securities, Derivatives, Exchange-Traded Funds, Illiquid Securities, Loan Participation Interests, Mortgage-Backed Securities, Municipal Securities, Reverse Repurchase Agreements, Securities Lending, Time Deposits, Treasury Receipts, When-Issued Securities, Zero-Coupon Debt Obligations
Banking, Credit, Credit Enhancement, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Mortgage Market, Prepayment/Call, Regulatory, Tax, Valuation, Zero Coupon

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TAX-FREE MONEY MARKET FUND
As a fundamental policy, the Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax. When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The Fund will maintain an average weighted portfolio maturity of 60 days or less and will limit the maturity of each security in its portfolio to 397 days or less. The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax (“Taxable Obligations”). Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers’ acceptances of selected banks, and commercial paper. The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization (“NRSRO”), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating ( i.e., are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board of Trustees.

The particular types of securities in which the Fund invests, and associated risks, are provided below:

INVESTMENTS	RISKS
PRINCIPAL: Bonds, Commercial Paper, Investment Company Securities, Money Market Instruments, Municipal Securities, Variable and Floating Rate Instruments	Credit Enhancement, Credit, Interest Rate, Issuer Specific, Liquidity, Management, Market, Tax
NON-PRINCIPAL:
Asset-Backed Securities, Bankers’ Acceptances, Call and Put Options, Certificates of Deposit, Derivatives, Exchange-Traded Funds, Futures and Related Options, Illiquid Securities, Loan Participation Interests, Repurchase Agreements, Restricted Securities, Reverse Repurchase Agreements, Securities Lending, Time Deposits, Treasury Receipts, U.S. Government Agency Securities, U.S. Treasury Obligations, When-Issued Securities, Zero-Coupon Debt Obligations
Banking, Credit, Foreign Investment, Interest Rate, Issuer Specific, Leverage, Liquidity, Market, Mortgage Market, Prepayment/Call, Regulatory, Valuation, Zero Coupon

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INVESTMENT INSTRUMENTS

Below is a more complete description of the types of securities and investment techniques listed above and the risks inherent in their use.

INSTRUMENT	RISK TYPE
American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs):	•	Foreign Investment	•	Market
	•	Issuer Specific	•	Regulatory
ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership. EDRs are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured as global debt issues to facilitate trading on an international basis.

Asset-Backed Securities:
Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
	•	Credit	•	Mortgage Market
	•	Interest Rate	•	Pre-payment
	•	Issuer Specific	•	Regulatory
	•	Liquidity	•	Valuation
	•	Market

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.	•	Banking	•	Liquidity
	•	Credit	•	Market
	•	Interest Rate	•	Regulatory
	•	Issuer Specific

Bonds:
Interest-bearing or discounted government, municipal, or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.
	•	Banking	•	Liquidity
	•	Credit	•	Market
	•	Interest Rate	•	Prepayment/Call
	•	Issuer Specific	•	Regulatory

Call and Put Options:
A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Funds will sell only covered call and secured put options.
	•	Credit	•	Liquidity
	•	Issuer Specific	•	Market
	•	Leverage	•	Regulatory

Certificates of Deposit: Negotiable instruments with a stated maturity.	•	Banking	•	Liquidity
	•	Credit	•	Market
	•	Interest Rate		Regulatory
	•	Issuer Specific

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities including foreign entities. Maturities generally vary from a few days to nine months.	•	Banking	•	Interest Rate
	•	Credit	•	Foreign Investment
	•	Issuer Specific	•	Market
	•	Liquidity	•	Regulatory

Common Stock: Shares of ownership of a company.	•	Banking	•	Market
	•	Issuer Specific	•	Regulatory
	•	Liquidity	•	Small Cap

Convertible Securities: Bonds or preferred stock that convert to common stock.	•	Credit	•	Liquidity
	•	Interest Rate	•	Market
	•	Issuer Specific	•	Regulatory

Currencies: Obligations of foreign governments.	•	Banking	•	Interest Rate
	•	Credit	•	Market
	•	Foreign Investment	•	Regulatory

Derivatives: Instruments whose value is derived from the value of an underlying asset, contract, reference rate, index or security, or any combination thereof.	•	Credit	•	Leverage
	•	Interest Rate	•	Market
	•	Issuer Specific	•	Regulatory
	•	Liquidity	•	Valuation

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INSTRUMENT	RISK TYPE
Exchange-Traded Funds:
Securities that are issued by investment companies and traded on securities exchanges. The Funds may invest in exchange-traded funds in excess of statutory limitations in reliance on an exemptive order issued to iShares®.
	•	Interest Rate	•	Market
	•	Issuer Specific	•	Regulatory
	•	Liquidity

Foreign Securities: Stocks, bonds, and money market securities issued by foreign companies including obligations of foreign banks, overseas branches of U.S. banks and supranational entities.	•	Banking	•	Liquidity
	•	Foreign Investment	•	Market
	•	Interest Rate	•	Regulatory
	•	Issuer Specific

Futures and Related Options:
A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.
	•	Credit	•	Liquidity
	•	Interest Rate	•	Market
	•	Issuer Specific	•	Regulatory
	•	Leverage

Illiquid Securities:
Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Fund has valued the securities.
	•	Interest Rate	•	Market
	•	Issuer Specific	•	Regulatory
	•	Liquidity	•	Valuation

Inverse Exchange Traded Funds: An exchange traded fund that is constructed by using various derivatives for the purpose of profiting from a decline in the value of an underlying benchmark.	•	Interest Rate	•	Liquidity
	•	Inverse ETF	•	Market
	•	Issuer Specific

Investment Company Securities:
Each of the Funds, except the U.S. Treasury and the Cash Management Funds, may invest up to 5% of its assets in the shares of any one investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies. In addition, pursuant to exemptive rules under the 1940 Act adopted by the SEC each of the Funds may invest in shares of affiliated or unaffiliated money market funds to the extent permitted by its investment strategy. The Funds may also invest in exchange-traded funds in excess of statutory limitations in reliance on an exemptive order issued to iShares®.
	•	Issuer Specific	•	Regulatory
	•	Market

Loan Participation Interests:
Loan participation interests are interests in bank loans made to corporations. In these arrangements the bank transfers the cash stream of the underlying bank loan to the participating investor.
	•	Credit	•	Liquidity
	•	Interest Rate	•	Market
	•	Issuer Specific	•	Regulatory

Master Limited Partnerships (MLPs):
MLPs are partnerships that are publicly traded on a securities exchange. Typical limited partnerships are in real estate, oil and gas and equipment leasing, and they also finance movies, research and development, and other projects.
	•	Issuer Specific	•	Regulatory
	•	Market

Money Market Instruments:
U.S. dollar-denominated debt securities that have remaining maturities of 397 days or less. These securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
	•	Banking	•	Liquidity
	•	Credit	•	Market
	•	Interest Rate	•	Regulatory
	•	Issuer Specific

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.	•	Banking	•	Market
	•	Credit	•	Mortgage Market
	•	Interest Rate	•	Regulatory
	•	Issuer Specific	•	Pre-payment
	•	Liquidity	•	Valuation

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes.	•	Banking	•	Market
	•	Credit	•	Prepayment/Call
	•	Interest Rate	•	Regulatory
	•	Issuer Specific	•	Tax
	•	Liquidity

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INSTRUMENT	RISK TYPE
Preferred Stock:
Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.
	•	Issuer Specific	•	Regulatory
	•	Market

Repurchase Agreements:
The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.
	•	Banking	•	Liquidity
	•	Credit	•	Market
	•	Interest Rate	•	Regulatory
	•	Issuer Specific

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	•	Banking	•	Leverage
	•	Credit	•	Liquidity
	•	Interest Rate	•	Market
	•	Issuer Specific	•	Regulatory

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	•	Interest Rate	•	Market
	•	Issuer Specific	•	Regulatory
	•	Liquidity

Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return the Fund will receive cash, other securities, or letters of credit.	•	Credit	•	Liquidity
	•	Issuer Specific	•	Market
	•	Leverage	•	Regulatory

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.	•	Banking	•	Liquidity
	•	Credit	•	Market
	•	Interest Rate	•	Regulatory
	•	Issuer Specific

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of accrual of Treasury securities.	•	Interest Rate	•	Market
	•	Issuer Specific	•	Regulatory

U.S. Government Agency Securities:
Securities issued by agencies and instrumentalities of the U.S. government, but not guaranteed or insured by the U.S. government. These include Fannie Mae and Freddie Mac.
	•	Credit	•	Market
	•	Interest Rate	•	Prepayment/Call
	•	Issuer Specific	•	Regulatory
	•	Liquidity

U.S. Treasury Obligations: Bills, notes and bonds that are direct obligations of the federal government of the United States.	•	Interest Rate	•	Market
	•	Issuer Specific	•	Regulatory

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	•	Banking	•	Liquidity
	•	Credit	•	Market
	•	Interest Rate	•	Regulatory
	•	Issuer Specific	•	Credit Enhancement

Warrants: Securities, typically issued with preferred stock or bonds that give the holder the right to buy a proportionate amount of common stock at a specified price.	•	Credit	•	Liquidity
	•	Interest Rate	•	Market
	•	Issuer Specific	•	Regulatory

When-Issued Securities: Contract to purchase securities at a fixed price for delivery at a future date.	•	Credit	•	Liquidity
	•	Interest Rate	•	Market
	•	Issuer Specific	•	Regulatory

Zero-Coupon Debt Obligations:
Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.
	•	Credit	•	Market
	•	Interest Rate	•	Regulatory
	•	Issuer Specific	•	Zero Coupon

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Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Principal Investment Risks.” Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

• Banking Risk
To the extent that the Fund invests in securities issued by U.S. Banks, foreign banks and U.S. branches of foreign banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

• Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. Credit risk includes the risk that performance may be affected by political and economic factors at the state, regional or national level, including budgetary problems and declining tax bases.

With respect to government sponsored entities such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, though the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligations of the U.S. Treasury or obligations guaranteed by the U.S. government. In the event that those government sponsored entities cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury and obligations guaranteed by the U.S. government generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risks of a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

• Credit Enhancement Risk
Credit enhancement risk involves the possibility that a “credit enhancer,” such as a letter of credit, declines in quality and therefore leads to a decrease in the value of the Fund’s investments.

• Derivative Risk
The risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

• Emerging Market Risk
The risk of investing in emerging market securities, primarily increased foreign (non - U.S.) investment risk.

• Foreign Investment Risk
The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic and political developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies. There is a risk of loss attributable to social upheavals, unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. These risks are more significant in emerging markets.

• Income Risk
Income risk involves the possibility that the Fund’s yield will decrease due to a decline in interest rates.

• Interest Rate Risk
The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values of interest bearing securities, while a fall in rates typically causes a rise in values of such securities. Interest rate risk should be modest for shorter term securities, moderate for intermediate-term securities, and high for longer-term securities. In addition, certain securities such as mortgagebacked obligations are subject to optional and mandatory redemption and therefore subject to risk regarding the interest rates at which redemption proceeds may be reinvested.

• Issuer Specific Risk
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.

• Leverage Risk
The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

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• Limited Number of Holdings Risk
As a large percentage of a Fund’s assets may be invested in a limited number of securities, each investment has a greater effect on a Fund’s overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.

• Liquidity Risk
The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

• Management Risk
There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

• Market Risk
The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

• Mid Cap Risk
The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

• Mortgage Market Risk
The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Losses on mortgage loans (especially subprime and second-lien mortgage loans) and increased investor yield requirements have led to reduced demand for mortgage loans and limited liquidity in the secondary market for some mortgage-related securities.

• Prepayment/Call Risk
The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of certain types of securities (e.g., asset-backed securities, mortgage-backed securities and collateralized mortgage obligations) will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — its high-yielding bond before the bond’s maturity date. Changes in prepayment/call rates can result in greater price and yield volatility.

Prepayments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income — and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

• Regulatory Risk
The risk that a change in laws or regulations will materially affect a security, business, sector or market. A change in laws or regulations made by the government or a regulatory body can increase the costs of operating a business, reduce the attractiveness of investment and/or change the competitive landscape. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

• Tax Risk
The risk that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. There is also a risk that the use of investment practices that seek to minimize tax consequences will lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

• Small Cap Risk
Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

• Valuation Risk
The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

• Zero Coupon Risk
The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

See the Funds’ Statement of Additional Information for more information concerning Investment Practices and Risks.

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Investment Management

Investment Adviser
Investment management services are provided to each of the Funds by Cavanal Hill® Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”), pursuant to an Investment Advisory Agreement. The Adviser is a wholly-owned subsidiary of BOKF, NA (“BOK”). It began serving as investment adviser to the Funds on May 12, 2001. The Adviser, subject to the general supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. Cavanal Hill Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2011, Cavanal Hill Investment Management had approximately $5 billion in assets under management.

BOK is a subsidiary of BOK Financial Corporation (“BOK Financial”). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries. As of September 30, 2011, BOK Financial and its subsidiaries had approximately $32 billion in assets under management in total.

Each Fund pays Cavanal Hill Investment Management fees in return for providing investment management services. The aggregate Management Fees paid to the Adviser, after contractual and voluntary fee reductions, by the Funds for the fiscal year ended August 31, 2011, were as follows:

FUND		% OF AVERAGE NET ASSETS
Bond Funds
•	Short-Term Income Fund	0.15%
•	Intermediate Bond Fund	0.20%
•	Bond Fund	0.20%
•	Intermediate Tax-Free Bond Fund	0.20%
Equity Funds
•	Balanced Fund	0.35%
•	U.S. Large Cap Equity Fund	0.40%
•	Opportunistic Fund	*
Money Market Funds
•	U.S. Treasury Fund	0.01%
•	Cash Management Fund	0.04%
•	Tax-Free Money Market Fund	0.04%

* The Opportunistic Fund had not commenced operations prior to the fiscal year ended August 31, 2011.

A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement with Cavanal Hill Investment Management is available in the Funds’ annual report to shareholders for the period ended August 31, 2011.

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The persons primarily responsible for the day-to-day management of each Bond and Equity Fund, as well as their previous business experience, are as follows:

Fund	Portfolio Manager(s)	Portfolio Manager of this Fund Since	Recent Professional Experience
Short-Term Income Fund	J. Brian Henderson	1994

Mr. Henderson serves as Cavanal Hill Investment Management President and has been a portfolio manager with the fixed income team since 1993. He has worked in the investment management industry since 1989 and holds the Chartered Financial Analyst designation.

	Michael P. Maurer	2003

Since 2003, Mr. Maurer has been a fixed income fund manager at Cavanal Hill Investment Management. Before joining the Adviser, Mr. Maurer was a corporate bond/high yield trader at A.G. Edwards & Sons, Inc., in St. Louis, MO from August 1993 to October 2002. He also performed as a market analyst/debt strategist for A.G. Edwards.

Intermediate Bond Fund	J. Brian Henderson	1993	See above.
	Michael P. Maurer	2003	See above.

Bond Fund	J. Brian Henderson	1993	See above.
	Michael P. Maurer	2003	See above.

Intermediate Tax-Free Bond Fund	J. Brian Henderson	2001	See above.
	Richard A. Williams	2005

Since 2005, Mr. Williams has been Vice President and a tax-free fund manager for Cavanal Hill Investment Management. Before joining the Adviser, Mr. Williams was a senior portfolio manager for AMR Investments from August 2000 to March 2005. He began his career on the money market trading desk at Fidelity Investments in Dallas, Texas and has also worked for Koch Industries and Automatic Data Processing.

Balanced Fund	J. Brian Henderson	2005	See above.
	Michael P. Maurer	2005	See above.
	S. Bob Rezaee	2006

Since 2006, Mr. Rezaee, Senior Vice President, a Portfolio Manager and member of the Equity Management Team at Cavanal Hill Investment Management. Before joining the Adviser, Mr. Rezaee was a Senior Analyst and Portfolio Manager for Columbus Capital Management, LLC with research and investment oversight for the technology, internet, media, retail, financial services and medical device industries from April 2004 to May 2006. Prior to joining Columbus, Mr. Rezaee was a Senior Vice President and Portfolio Manager for McMorgan & Co., LLC with research and investment responsibility for the technology, internet/media, telecom and medical device sectors from October 1998 to February 2003.

U.S. Large Cap Equity Fund	S. Bob Rezaee	2006	See above.
	Matthew C. Stephani	2006

Since 2006, Mr. Stephani has been Vice President and a Portfolio Manager and member of the Fundamental Equity Management team at Cavanal Hill Investment Management. Before joining the Adviser, Mr. Stephani was a Senior Vice President and a Portfolio Manager at Great Companies, LLC from June 2001 to June 2006.

Opportunistic Fund	S. Bob Rezaee	2011	See above.

Each Bond and Equity Fund is managed by a portfolio management team, with the exception of the Opportunistic Fund, which is managed by Mr. Rezaee. With the exception of the Intermediate Tax-Free Bond Fund, each member of a particular portfolio management team has authority over all aspects of the relevant Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, developing the Fund’s investment strategy, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. Mr. Henderson is the supervisory portfolio manager of the Intermediate Tax-Free Bond Fund, developing the Fund’s investment strategy and Mr. Williams is responsible for the day-to-day investment decisions of the Fund. Additional information regarding each Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of shares in Funds for which they are Portfolio Managers is available in the Statement of Additional Information.

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Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past five years or, if shorter, the period of each Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for each of the periods in the five year period ended August 31, 2011 has been derived from information audited by KPMG LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

How to Read the Financial Highlights Table

This explanation uses the Investor Shares of the Short-Term Income Fund as an example. The Fund began fiscal 2011 with a net asset value (price) of $9.27 per share. During the year, the Fund earned $0.41 per share from investment activities (net investment income and realized/ unrealized gains/losses on investment transactions).

Shareholders received $0.26 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income or capital gains.

The earnings $0.41 per share minus the distributions $0.26 per share resulted in a share price of $9.42 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 4.48% for the year.

As of August 31, 2011, the Fund had $27.135 million in net assets. For the year, its expense ratio after fee waivers was 0.73% $(7.30 per $1,000 net assets); and its net investment income amounted to 2.70% of its average net assets.

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Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:		Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
U.S. Treasury Fund
Administrative Shares
Year Ended August 31, 2011	$1.000	$—	$—	$—	$—	$—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2008	1.000	0.022	0.022	(0.022)	—	(0.022)
Year Ended August 31, 2007	1.000	0.045	0.045	(0.045)	—	(0.045)

Service Shares
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2008	1.000	0.025	0.025	(0.025)	—	(0.025)
Period Ended August 31, 2007(f)	1.000	0.031	0.031	(0.031)	—	(0.031)

Institutional Shares
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2008	1.000	0.027	0.027	(0.027)	—	(0.027)
Period Ended August 31, 2007(f)	1.000	0.033	0.033	(0.033)	—	(0.033)

Cash Management Fund
Administrative Shares
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.004	0.004	(0.004)	—	(0.004)
Year Ended August 31, 2008	1.000	0.030	0.030	(0.030)	—	(0.030)
Year Ended August 31, 2007	1.000	0.047	0.047	(0.047)	—	(0.047)

Service Shares
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.002	0.002	(0.002)	—	(0.002)
Year Ended August 31, 2009	1.000	0.006	0.006	(0.006)	—	(0.006)
Year Ended August 31, 2008	1.000	0.032	0.032	(0.032)	—	(0.032)
Period Ended August 31, 2007(f)	1.000	0.033	0.033	(0.033)	—	(0.033)

Institutional Shares
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.002	0.002	(0.002)	—	(0.002)
Year Ended August 31, 2009	1.000	0.007	0.007	(0.007)	—	(0.007)
Year Ended August 31, 2008	1.000	0.033	0.033	(0.033)	—	(0.033)
Period Ended August 31, 2007(f)	1.000	0.034	0.034	(0.034)	—	(0.034)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	During the period, the Funds received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statements of operations as other income to the Funds. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Administrative, Service and Institutional Shares would have been 0.01%, 0.01%, 0.01% and 0.05%, 0.05%, 0.05%, respectively, for U.S. Treasury Fund; and for Cash Management Fund they would have been 0.01%, 0.02%, 0.12% and 0.02%, 0.09%, 0.13%, respectively.
(e)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regard to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred, the ratios of net expenses to average net assets would have been 0.75%, 0.51% and 0.37% for Administrative, Service and Institutional Shares, respectively, of U.S. Treasury Fund; and 0.63%, 0.64% and 0.33% for Administrative, Service and Institutional Shares, respectively, of Cash Management Fund.
(f)	For the period January 2, 2007 (commencement of operations) through August 31, 2007.

Amounts designated as “ – ” are $0 or have been rounded to $0.

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Cavanal Hill Funds

				Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return(a)		Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Gross Expenses to Average Net Assets (c)

$1.000	0.01%		$825,388	0.15%		0.01%		0.87%
1.000	0.13	%(d)	526,943	0.20%		0.09	%(d)	0.85%
1.000	0.07%		504,418	0.29%		0.08%		0.88%
1.000	2.25%		815,800	0.71%		2.30%		0.88%
1.000	4.58%		1,055,890	0.68	%(e)	4.50%		0.94%

1.000	0.01%		33,292	0.16%		0.01%		0.87%
1.000	0.13	%(d)	40,385	0.20%		0.08	%(d)	0.86%
1.000	0.10%		107,700	0.26%		0.12%		0.89%
1.000	2.55%		223,977	0.41%		2.12%		0.88%
1.000	3.14%		39,064	0.42	%(e)	4.70%		0.98%

1.000	0.01%		178,898	0.16%		0.01%		0.62%
1.000	0.14	%(d)	200,536	0.20%		0.09	%(d)	0.61%
1.000	0.12%		320,914	0.24%		0.14%		0.63%
1.000	2.70%		538,527	0.27%		2.62%		0.63%
1.000	3.29%		465,737	0.27	%(e)	4.85%		0.68%

1.000	0.01%		436,984	0.24%		0.01%		0.87%
1.000	0.11	%(d)	462,414	0.39%		0.08	%(d)	0.86%
1.000	0.39%		649,605	0.62%		0.38%		0.92%
1.000	3.06%		805,345	0.58%		3.05%		0.89%
1.000	4.84%		756,515	0.57	%(e)	4.74%		0.96%

1.000	0.01%		9,092	0.24%		0.01%		0.87%
1.000	0.17	%(d)	11,884	0.32%		0.36	%(d)	0.84%
1.000	0.56%		3,276	0.46%		0.77%		0.93%
1.000	3.23%		9,486	0.42%		3.03%		0.89%
1.000	3.31%		7,593	0.49	%(e)	4.81%		1.11%

1.000	0.02%		424,264	0.23%		0.02%		0.62%
1.000	0.22	%(d)	446,334	0.27%		0.20	%(d)	0.61%
1.000	0.69%		416,940	0.32%		0.74%		0.67%
1.000	3.38%		674,905	0.27%		3.21%		0.64%
1.000	3.40%		458,168	0.27	%(e)	5.02%		0.68%

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Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:		Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Tax-Free Money Market Fund
Administrative Shares
Year Ended August 31, 2011	$1.000	$—	$—	$—	$—	$—
Year Ended August 31, 2010	1.000	—	—	—	—	—
Year Ended August 31, 2009	1.000	0.007	0.007	(0.007)	—	(0.007)
Year Ended August 31, 2008	1.000	0.020	0.020	(0.020)	—	(0.020)
Period Ended August 31, 2007(d)	1.000	0.019	0.019	(0.019)	—	(0.019)

Service Shares
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	—	—	—	—	—
Year Ended August 31, 2009	1.000	0.009	0.009	(0.009)	—	(0.009)
Year Ended August 31, 2008	1.000	0.024	0.024	(0.024)	—	(0.024)
Period Ended August 31, 2007(d)	1.000	0.022	0.022	(0.022)	—	(0.022)

Institutional Shares
Year Ended August 31, 2011	1.000	—	—	—	—	—
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.010	0.010	(0.010)	—	(0.010)
Year Ended August 31, 2008	1.000	0.024	0.024	(0.024)	—	(0.024)
Period Ended August 31, 2007(d)	1.000	0.022	0.022	(0.022)	—	(0.022)

Select Shares
Year Ended August 31, 2011	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2010	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2009	1.000	0.011	0.011	(0.011)	—	(0.011)
Year Ended August 31, 2008	1.000	0.025	0.025	(0.025)	—	(0.025)
Year Ended August 31, 2007	1.000	0.035	0.035	(0.035)	—	(0.035)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	For the period January 2, 2007 (commencement of operations) through August 31, 2007.
(e)	During the period, the Board of Trustees and the Adviser agreed to a settlement in regard to the subject of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred, the ratios of net expenses to average net assets would have been 0.72%, 0.39%, 0.27% and 0.26% for Administrative, Service, Institutional and Select Shares, respectively, of Tax-Free Money Market Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

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Cavanal Hill Funds

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return(a)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets (c)

$1.000	0.01%	$6,303	0.26%		0.05%	0.94%
1.000	0.01%	17,051	0.27%		0.07%	0.89%
1.000	0.67%	71,197	0.64%		0.26%	0.93%
1.000	2.04%	6,659	0.68%		1.99%	0.93%
1.000	1.92%	4,655	0.26	%(e)	3.39%	1.20%

1.000	0.00%	1	0.28%		0.09%	0.80%
1.000	0.00%	1	0.47%		0.00%	0.64%
1.000	0.91%	1	0.47%		0.80%	0.76%
1.000	2.40%	1	0.18%		2.37%	1.13%
1.000	2.18%	1	0.38	%(e)	3.34%	0.91%

1.000	0.03%	19,734	0.24%		0.07%	0.68%
1.000	0.06%	39,568	0.25%		0.09%	0.65%
1.000	1.04%	37,267	0.28%		0.92%	0.70%
1.000	2.47%	36,548	0.26%		2.25%	0.68%
1.000	2.28%	12,423	0.18	%(e)	3.53%	0.72%

1.000	0.09%	325,261	0.18%		0.13%	0.68%
1.000	0.14%	364,453	0.15%		0.18%	0.65%
1.000	1.12%	471,079	0.20%		1.08%	0.70%
1.000	2.56%	540,457	0.18%		2.44%	0.68%
1.000	3.52%	333,902	0.18	%(e)	3.46%	0.68%

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Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:				Less Dividends From:
				Net Realized
				and			Distributions
	Net Asset			Unrealized		Dividends	from Net	Total
	Value,	Net		Gains	Total from	from Net	Realized	Dividends
	Beginning	Investment		(Losses) on	Investment	Investment	Gains from	and
	of Period	Income		Investments	Activities	Income	Investments	Distributions
Intermediate Tax-Free Bond Fund
Investor Shares
Year Ended August 31, 2011	$11.48	$0.33		$(0.10)	$0.23	$(0.33)	$—	$(0.33)
Year Ended August 31, 2010	10.96	0.32		0.53	0.85	(0.32)	(0.01)	(0.33)
Year Ended August 31, 2009	10.66	0.33	(f)	0.31	0.64	(0.33)	(0.01)	(0.34)
Year Ended August 31, 2008	10.48	0.40		0.13	0.53	(0.35)	—	(0.35)
Year Ended August 31, 2007	10.59	0.35		(0.07)	0.28	(0.38)	(0.01)	(0.39)

Institutional Shares
Year Ended August 31, 2011	11.49	0.35		(0.10)	0.25	(0.35)	—	(0.35)
Year Ended August 31, 2010	10.97	0.35		0.53	0.88	(0.35)	(0.01)	(0.36)
Year Ended August 31, 2009	10.67	0.36	(f)	0.31	0.67	(0.36)	(0.01)	(0.37)
Year Ended August 31, 2008	10.48	0.42		0.15	0.57	(0.38)	—	(0.38)
Year Ended August 31, 2007	10.59	0.38		(0.07)	0.31	(0.41)	(0.01)	(0.42)

Class A Shares
Period Ended August 31, 2011(i)	11.07	0.11		0.32	0.43	(0.11)	—	(0.11)

Short-Term Income Fund
Investor Shares
Year Ended August 31, 2011	9.27	0.25		0.16	0.41	(0.26)	—	(0.26)
Year Ended August 31, 2010	8.61	0.42		0.63	1.05	(0.39)	—	(0.39)
Year Ended August 31, 2009	9.36	0.50	(f)	(0.78)	(0.28)	(0.45)	(0.02)	(0.47)
Year Ended August 31, 2008	10.15	0.50	(f)	(0.78)	(0.28)	(0.48)	(0.03)	(0.51)
Year Ended August 31, 2007	10.16	0.48		0.02	0.50	(0.45)	(0.06)	(0.51)

Institutional Shares
Year Ended August 31, 2011	9.27	0.28		0.16	0.44	(0.29)	—	(0.29)
Year Ended August 31, 2010	8.61	0.46		0.62	1.08	(0.42)	—	(0.42)
Year Ended August 31, 2009	9.36	0.52	(f)	(0.78)	(0.26)	(0.47)	(0.02)	(0.49)
Year Ended August 31, 2008	10.14	0.52	(f)	(0.77)	(0.25)	(0.50)	(0.03)	(0.53)
Year Ended August 31, 2007	10.15	0.52		0.01	0.53	(0.48)	(0.06)	(0.54)

Class A Shares
Period Ended August 31, 2011(i)	9.40	0.07		0.03	0.10	(0.08)	—	(0.08)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	During the period, the Funds received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statements of operations as other income to the Funds. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 2.87%, 3.14%, and 7.83%, 8.11%, respectively, for Intermediate Tax-Free Bond Fund; and for Short-Term Income Fund they would have been 4.66%, 4.94% and 12.26%, 12.58%, respectively.
(f)	Calculated using average shares.
(g)	During the period, the Sub-Administrator made a voluntary reimbursement to Intermediate Tax-Free Bond Fund. Absent this reimbursement, the total return, net expense ratio and net investment income ratio for the year ending August 31, 2008 would have been approximately 4.79%, 0.84% and 3.43%, respectively, for Investor Shares and 5.15%, 0.59% and 3.54%, respectively, for Institutional Shares.
(h)	During the period, the Board of Trustees and the Adviser agreed to a settlement in regard to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred, the ratios of net expenses to average net assets would have been 0.85% and 0.60% for Investor and Institutional Shares, respectively, of Intermediate Tax-Free Bond Fund; and 0.75% and 0.49% for Investor and Institutional Shares of Short-Term Income Fund, respectively
(i)	For the period May 2, 2011 (commencement of operations) through August 31, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

www.cavanalhillfunds.com	65	1-800-762-7085

Cavanal Hill Funds

				Ratios/Supplemental Data:(b)
						Ratio of Net		Ratio of
				Ratio of Net		Investment		Gross
Net Asset	Total Return		Net Assets	Expenses to		Income to		Expenses to
Value, End	(Excludes Sales		End of Period	Average Net		Average Net		Average Net	Portfolio
of Period	Charge) (a)		(000s)	Assets		Assets		Assets(c)	Turnover(d)

$11.38	2.14%		$2,897	0.76%		2.94%		1.45%	11%
11.48	7.92	%(e)	3,250	0.78%		2.96	%(e)	1.46%	12%
10.96	6.16%		2,847	0.83%		3.08%		1.53%	7%
10.66	5.18	%(g)	3,061	0.43	%(g)	3.84	%(g)	1.54%	7%
10.48	2.64%		3,337	0.79	%(h)	3.23%		1.46%	15%

11.39	2.38%		37,464	0.50%		3.19%		1.20%	11%
11.49	8.20	%(e)	34,484	0.51%		3.23	%(e)	1.21%	12%
10.97	6.42%		29,956	0.58%		3.32%		1.28%	7%
10.67	5.54	%(g)	13,178	0.18	%(g)	3.95	%(g)	1.29%	7%
10.48	2.93%		17,078	0.54	%(h)	3.59%		1.22%	15%

11.39	3.90%		10	0.75%		2.94%		1.32%	11%

9.42	4.48%		27,135	0.73%		2.70%		1.47%	36%
9.27	12.47	%(e)	25,733	0.78%		4.86	%(e)	1.47%	46%
8.61	(2.71)%		15,880	0.86%		5.94%		1.61%	10%
9.36	(2.96)%		54,053	0.73%		4.92%		1.48%	48%
10.15	4.92%		94,561	0.69	%(h)	4.58%		1.41%	51%

9.42	4.75%		67,116	0.47%		2.90%		1.22%	36%
9.27	12.79	%(e)	45,921	0.47%		5.17	%(e)	1.22%	46%
8.61	(2.44)%		30,468	0.60%		6.16%		1.35%	10%
9.36	(2.61)%		145,184	0.48%		5.24%		1.23%	48%
10.14	5.32%		121,232	0.43	%(h)	4.84%		1.16%	51%

9.42	1.04%		10	0.71%		2.11%		1.32%	36%

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Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:				Less Dividends From:
				Net Realized
				and			Distributions
	Net Asset			Unrealized		Dividends	from Net	Total
	Value,	Net		Gains	Total from	from Net	Realized	Dividends
	Beginning	Investment		(Losses) on	Investment	Investment	Gains from	and
	of Period	Income		Investments	Activities	Income	Investments	Distributions
Intermediate Bond Fund
Investor Shares
Year Ended August 31, 2011	$9.36	$0.44		$0.27	$0.71	$(0.38)	$—	$(0.38)
Year Ended August 31, 2010	8.45	0.55	(f)	0.85	1.40	(0.49)	—	(0.49)
Year Ended August 31, 2009	9.49	0.51	(f)	(0.94)	(0.43)	(0.47)	(0.14)	(0.61)
Year Ended August 31, 2008	10.26	0.50		(0.80)	(0.30)	(0.47)	—	(0.47)
Year Ended August 31, 2007	10.23	0.46		0.05	0.51	(0.45)	(0.03)	(0.48)

Institutional Shares
Year Ended August 31, 2011	9.38	0.47		0.26	0.73	(0.41)	—	(0.41)
Year Ended August 31, 2010	8.46	0.57	(f)	0.86	1.43	(0.51)	—	(0.51)
Year Ended August 31, 2009	9.50	0.54	(f)	(0.94)	(0.40)	(0.50)	(0.14)	(0.64)
Year Ended August 31, 2008	10.26	0.54		(0.80)	(0.26)	(0.50)	—	(0.50)
Year Ended August 31, 2007	10.24	0.49		0.04	0.53	(0.48)	(0.03)	(0.51)

Class A Shares
Period Ended August 31, 2011(h)	9.62	0.13		0.06	0.19	(0.11)	—	(0.11)

Bond Fund
Investor Shares
Year Ended August 31, 2011	8.95	0.37		0.28	0.65	(0.34)	—	(0.34)
Year Ended August 31, 2010	8.18	0.50		0.74	1.24	(0.47)	—	(0.47)
Year Ended August 31, 2009	8.63	0.46	(f)	(0.40)	0.06	(0.46)	(0.05)	(0.51)
Year Ended August 31, 2008	9.29	0.47		(0.68)	(0.21)	(0.45)	—	(0.45)
Year Ended August 31, 2007	9.32	0.45		(0.01)	0.44	(0.44)	(0.03)	(0.47)

Institutional Shares
Year Ended August 31, 2011	8.95	0.40		0.27	0.67	(0.37)	—	(0.37)
Year Ended August 31, 2010	8.18	0.51		0.75	1.26	(0.49)	—	(0.49)
Year Ended August 31, 2009	8.63	0.48	(f)	(0.40)	0.08	(0.48)	(0.05)	(0.53)
Year Ended August 31, 2008	9.28	0.49		(0.67)	(0.18)	(0.47)	—	(0.47)
Year Ended August 31, 2007	9.32	0.46		(0.01)	0.45	(0.46)	(0.03)	(0.49)

Class A Shares
Period Ended August 31, 2011(h)	9.07	0.12		0.18	0.30	(0.11)	—	(0.11)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	During the period, the Funds received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statements of operations as other income to the Funds. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 5.70%, 5.96%, and 16.59%, 17.00%, respectively, for Intermediate Bond Fund; and for Bond Fund they would have been 5.64%, 5.81% and 15.35%, 15.64%, respectively.
(f)	Calculated using average shares.
(g)	During the period, the Board of Trustees and the Adviser agreed to a settlement in regard to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred, the ratios of net expenses to average net assets would have been 0.79% and 0.54% for Investor and Institutional Shares, respectively, of Intermediate Bond Fund; and 0.83% and 0.59% for Investor and Institutional Shares, respectively, of Bond Fund.
(h)	For the period May 2, 2011 (commencement of operations) through August 31, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

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Cavanal Hill Funds

				Ratios/Supplemental Data:(b)
						Ratio of Net		Ratio of
				Ratio of Net		Investment		Gross
Net Asset	Total Return		Net Assets	Expenses to		Income to		Expenses to
Value, End	(Excludes Sales		End of Period	Average Net		Average Net		Average Net	Portfolio
of Period	Charge) (a)		(000s)	Assets		Assets		Assets(c)	Turnover(d)

$9.69	7.72%		$13,166	0.89%		4.65%		1.59%	28%
9.36	17.08	%(e)	12,554	0.85%		6.17	%(e)	1.54%	22%
8.45	(4.15)%		10,188	0.89%		6.14%		1.59%	21%
9.49	(3.05)%		30,688	0.79%		4.91%		1.48%	36%
10.26	5.02%		29,869	0.73	%(g)	4.57%		1.41%	31%

9.70	7.88%		10,370	0.64%		4.91%		1.34%	28%
9.38	17.48	%(e)	9,165	0.58%		6.37	%(e)	1.28%	22%
8.46	(3.89)%		10,675	0.62%		6.36%		1.32%	21%
9.50	(2.70)%		46,853	0.53%		5.17%		1.23%	36%
10.26	5.33%		69,584	0.48	%(g)	4.82%		1.15%	31%

9.70	1.99%		10	0.91%		4.07%		1.48%	28%

9.26	7.47%		10,592	0.82%		4.17%		1.51%	36%
8.95	15.56	%(e)	8,316	0.83%		5.82	%(e)	1.53%	35%
8.18	1.17%		10,182	0.91%		5.84%		1.61%	24%
8.63	(2.47)%		20,684	0.79%		4.99%		1.48%	26%
9.29	4.84%		23,460	0.77	%(g)	4.80%		1.44%	26%

9.25	7.62%		30,796	0.56%		4.42%		1.26%	36%
8.95	15.85	%(e)	24,885	0.55%		6.04	%(e)	1.25%	35%
8.18	1.44%		16,817	0.65%		6.12%		1.35%	24%
8.63	(2.11)%		35,232	0.53%		5.29%		1.23%	26%
9.28	5.03%		42,574	0.51	%(g)	5.06%		1.21%	26%

9.26	3.29%		10	0.81%		3.77%		1.38%	36%

www.cavanalhillfunds.com	68	1-800-762-7085

Cavanal Hill Funds

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:				Less Dividends From:
				Net Realized
				and			Distributions
	Net Asset			Unrealized		Dividends	from Net	Total
	Value,	Net		Gains	Total from	from Net	Realized	Dividends
	Beginning	Investment		(Losses) on	Investment	Investment	Gains from	and
	of Period	Income		Investments	Activities	Income	Investments	Distributions
Balanced Fund
Investor Shares
Year Ended August 31, 2011	$10.88	$0.28		$1.08	$1.36	$(0.28)	$—	$(0.28)
Year Ended August 31, 2010	10.30	0.29		0.60	0.89	(0.31)	—	(0.31)
Year Ended August 31, 2009	11.50	0.26	(f)	(1.24)	(0.98)	(0.22)	—	(0.22)
Year Ended August 31, 2008	13.49	0.35		(1.13)	(0.78)	(0.32)	(0.89)	(1.21)
Year Ended August 31, 2007	13.81	0.29		1.09	1.38	(0.28)	(1.42)	(1.70)

Institutional Shares
Year Ended August 31, 2011	10.91	0.31		1.08	1.39	(0.31)	—	(0.31)
Year Ended August 31, 2010	10.32	0.32		0.60	0.92	(0.33)	—	(0.33)
Year Ended August 31, 2009	11.51	0.28	(f)	(1.24)	(0.96)	(0.23)	—	(0.23)
Year Ended August 31, 2008	13.49	0.37		(1.12)	(0.75)	(0.34)	(0.89)	(1.23)
Year Ended August 31, 2007	13.82	0.33		1.08	1.41	(0.32)	(1.42)	(1.74)

Class A Shares
Period Ended August 31, 2011(h)	12.67	0.10		(0.73)	(0.63)	(0.08)	—	(0.08)

U.S. large Cap Equity Fund
Investor Shares
Year Ended August 31, 2011	9.47	0.03		1.05	1.08	(0.06)	—	(0.06)
Year Ended August 31, 2010	9.18	0.07		0.26	0.33	(0.04)	—	(0.04)
Year Ended August 31, 2009	11.26	0.07	(f)	(2.09)	(2.02)	(0.06)	—	(0.06)
Year Ended August 31, 2008	11.63	0.03		(0.36)	(0.33)	(0.04)	—	(0.04)
Year Ended August 31, 2007	10.13	0.03		1.50	1.53	(0.03)	—	(0.03)

Institutional Shares
Year Ended August 31, 2011	9.51	0.06		1.06	1.12	(0.09)	—	(0.09)
Year Ended August 31, 2010	9.22	0.10		0.26	0.36	(0.07)	—	(0.07)
Year Ended August 31, 2009	11.31	0.09	(f)	(2.10)	(2.01)	(0.08)	—	(0.08)
Year Ended August 31, 2008	11.66	0.04		(0.34)	(0.30)	(0.05)	—	(0.05)
Year Ended August 31, 2007	10.15	0.06		1.49	1.55	(0.04)	—	(0.04)

Class A Shares
Period Ended August 31, 2011(h)	11.83	0.02		(1.34)	(1.32)	(0.01)	—	(0.01)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	During the period, the Funds received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. This amount was included in the statements of operations as other income to the Funds. Had such settlement not occurred, the ratios of net investment income to average net assets and total returns for Investor and Institutional Shares would have been 2.55%, 2.80%, and 8.59%, 8.89%, respectively, for Balanced Fund; and for U.S. Large Cap Equity Fund they would have been 0.45%, 0.70% and 3.33%, 3.54%, respectively.
(f)	Calculated using average shares.
(g)	During the period, the Board of Trustees and the Adviser agreed to a settlement in regard to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.95% and 0.71% for Investor and Institutional Shares of Balanced Fund; and 1.07% and 0.82% for Investor and Institutional Shares, respectively, of U.S. Large Cap Equity Fund.
(h)	For the period May 2, 2011 (commencement of operations) through August 31, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

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Cavanal Hill Funds

				Ratios/Supplemental Data:(b)
						Ratio of Net		Ratio of
				Ratio of Net		Investment		Gross
Net Asset	Total Return		Net Assets	Expenses to		Income to		Expenses to
Value, End	(Excludes Sales		End of Period	Average Net		Average Net		Average Net	Portfolio
of Period	Charge) (a)		(000s)	Assets		Assets		Assets(c)	Turnover(d)

$11.96	12.49%		$16,451	0.89%		2.27%		1.63%	86%
10.88	8.70	%(e)	16,473	0.90%		2.66	%(e)	1.64%	81%
10.30	(8.21)%		15,203	0.97%		2.77%		1.71%	88%
11.50	(6.42)%		16,687	0.93%		2.58%		1.66%	102%
13.49	10.40%		23,858	0.90	%(g)	2.14%		1.60%	130%

11.99	12.73%		45,113	0.64%		2.52%		1.38%	86%
10.91	9.00	%(e)	41,545	0.65%		2.91	%(e)	1.39%	81%
10.32	(7.98)%		40,062	0.72%		3.03%		1.46%	88%
11.51	(6.19)%		46,596	0.67%		2.85%		1.41%	102%
13.49	10.71%		60,995	0.65	%(g)	2.38%		1.36%	130%

11.96	(5.10)%		9	0.86%		2.38%		1.49%	86%

10.49	11.39%		1,957	0.94%		0.33%		1.58%	72%
9.47	3.63	%(e)	1,610	0.99%		0.74	%(e)	1.61%	45%
9.18	(17.85)%		1,480	1.17%		0.87%		1.80%	47%
11.26	(2.87)%		1,879	1.10%		0.15%		1.73%	40%
11.63	15.08%		2,232	1.01	%(g)	0.21%		1.62%	36%

10.54	11.73%		35,655	0.69%		0.59%		1.33%	72%
9.51	3.84	%(e)	29,405	0.71%		1.06	%(e)	1.35%	45%
9.22	(17.64)%		17,213	0.91%		1.09%		1.55%	47%
11.31	(2.54)%		9,991	0.84%		0.41%		1.48%	40%
11.66	15.30%		10,717	0.76	%(g)	0.46%		1.37%	36%

10.50	(11.23)%		9	0.94%		0.56%		1.44%	72%

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Glossary of Investment Terms

Alternative Minimum Tax (AMT)
 A measure designed to assure that individuals pay at least a minimum amount of federal income taxes. Certain securities used to fund private, for-profit activities are subject to AMT.

Balanced Fund
 A mutual fund that seeks to provide some combination of income, capital growth, and conservation of principal by investing in stocks, bonds, and money market instruments.

Bond
 A debt security issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

Capital Gains Distribution
 Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Common Stock
 A security representing ownership rights in a corporation. A stockholder is entitled to share in the company’s profits, some of which may be paid out as dividends.

Credit Quality
 A measure of a bond issuer’s or contracting party’s ability to repay interest and principal in a timely manner.

Diversified
 Holding a variety of securities so that a fund’s return is not badly hurt by the poor performance of a single security or industry.

Dividends
 Payment to shareholders of income from interest or dividends generated by a fund’s investments.

Fixed Income Securities
 Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

Growth Stocks
 Stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, the prices of growth stocks often are relatively high in comparison to revenue, earnings, book value, and dividends.

Index
 An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

Investment Adviser
 An organization that makes the day-to-day decisions regarding a fund’s investments.

Investment Grade
 A debt obligation whose credit quality is considered by independent rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances and is rated in one of the four highest ratings categories assigned by a nationally recognized statistical ratings organization.

Liquidity
 The degree of a security’s marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

Money Market Fund
 A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

Maturity
 The date when a bond issuer agrees to repay the bond’s principal, or face value, to the bond’s buyer.

Money Market Instruments
 Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers’ acceptances.

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Municipal Security
 Debt obligations issued by a state or local government. Interest income from municipal securities, and therefore dividend income from municipal bond funds, is generally free from federal income taxes, as well as taxes in the state in which the securities were issued.

Mutual Fund
 An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Net Asset Value (NAV)
 The market value of a mutual fund’s total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Operating Expenses
 The percentage of a fund’s average net assets used to pay its expenses. Operating expenses include investment advisory fees, distribution/service (12b-1) fees, shareholder servicing fees, and administration fees.

Securities
 Stocks, bonds, money market instruments, and other investment vehicles.

Total Return
 A percentage change, over a specified time period, in a mutual fund’s net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Value Stocks
 Stocks of whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison to such factors as revenue, earnings, book value, and dividends.

Volatility
 The fluctuations in value of a mutual fund or other security. The greater a fund’s volatility, the wider the fluctuations between its high and low prices.

Yield
 Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

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Appendix A

Historical Performance of Similar Accounts Managed by the Portfolio Manager

The Opportunistic Fund is new, so its performance information is not included in the Opportunistic Fund Summary section of this Prospectus. However, the Opportunistic Fund is modeled after a substantially similar account strategy managed by Cavanal Hill Investment Management. The account strategy has substantially the same investment objective, policies and strategies as the Opportunistic Fund and the individual manager is the same. The performance shown below has been provided by Cavanal Hill Investment Management and is designed to show you how accounts managed using the account strategy have performed over various periods in the past.

The performance shown below is not the performance of the Opportunistic Fund and is not a guarantee of future results in managing the Fund. There may be differences between the account strategy and the Fund, including portfolio holdings, expenses, asset sizes, cash flows, and charges which could cause differences between the performance of the account strategy and the Fund. Further, private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance result of the account strategy.

The average annual total returns for the account strategy includes all of the accounts managed under the similar strategy since inception. Performance has been restated to reflect the estimated annual operating expenses of the Opportunistic Fund. The information presented below reflects the reinvestment of dividends and distributions, and was calculated in the same manner that will be used by the Opportunistic Fund to calculate its performance.

Average Annual Total Returns (Periods Ended 10/31/11)*	1 Year	2 Years	Since Inception***
A Shares
Return Before Taxes**	(3.37%)	12.73%	13.47%
Investor Shares
Return Before Taxes**	(3.51%)	12.56%	13.30%
Institutional Shares
Return Before Taxes**	(3.27%)	12.84%	13.58%

*	The composite performance of the account strategy has been restated to reflect the expenses of each class of shares respectively of the Opportunistic Fund for its initial year of investment operations.
**	After-tax returns for the periods prior to September 1, 2011, the time the Opportunistic Fund became a registered investment company, are not required to be presented.
***	The composite performance of the account strategy commenced operations on June 30, 2009.

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More Information

More information may be obtained free of charge upon request.

The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the Funds and is incorporated by reference into the prospectus (is legally a part of this prospectus).

Annual and semiannual reports to shareholders contain additional information about the Funds’ investments. The Funds’ annual report also discusses the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

The Funds also file their complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Funds’ most recent portfolio holdings are also available at http://www.cavanalhillfunds.com.

If you have questions about the Funds or your account, or wish to obtain free copies of the Funds’ current prospectus, SAI, annual or semiannual reports, please contact us as follows:

By Telephone:
 Call 1-800-762-7085

By Mail:
 Cavanal Hill Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035

By Internet:
http://www.cavanalhillfunds.com

From the SEC:
 You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the Cavanal Hill Funds, from the SEC’s web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-492-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov. Cavanal Hill Funds’ Investment Company Act registration number is 811-06114.

Investment Adviser & Administrator
Cavanal Hill Investment Management, Inc.
One Williams Center, 15th Floor
Tulsa, Oklahoma 74172-0172

Distributor
 BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, Oklahoma 74172-0172

Prospectus-12/11	CH-PU-12/11